GE CAPITAL LIFE SEPARATE ACCOUNT II

Financial Statements

(Unaudited)

June 30, 2002

GE CAPITAL LIFE SEPARATE ACCOUNT II

For the six months ended June 30, 2002

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities

June 30, 2002
(Unaudited)
	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
Assets
Investments in GE Investments Funds, Inc., at market value (note 2):
S&P 500® Index Fund (556,852 shares, cost — $12,884,554)	$10,223,799	—	—	—	—	—	—	—	—	—	—	—
Money Market Fund (6,020,924 shares, cost — $6,020,924)	—	6,020,924	—	—	—	—	—	—	—	—	—	—
Total Return Fund (70,868 shares, cost — $1,076,265)	—	—	976,562	—	—	—	—	—	—	—	—	—
International Equity Fund (33,129 shares, cost — $271,203)	—	—	—	263,379	—	—	—	—	—	—	—	—
Real Estate Securities Fund (26,337 shares, cost — $389,944)	—	—	—	—	417,709	—	—	—	—	—	—	—
Global Income Fund (27,363 shares, cost — $258,320)	—	—	—	—	—	278,556	—	—	—	—	—	—
Mid-Cap Value Equity Fund (143,990 shares, cost — $2,346,517)	—	—	—	—	—	—	2,253,442	—	—	—	—	—
Income Fund (118,990 share, cost — $1,478,372)	—	—	—	—	—	—	—	1,515,926	—	—	—	—
U.S. Equity Fund (117,432 shares, cost — $3,948,344)	—	—	—	—	—	—	—	—	3,374,982	—	—	—
Premier Growth Equity Fund (34,297 shares, cost — $2,530,618)	—	—	—	—	—	—	—	—	—	2,107,202	—	—
Value Equity Fund (34,492 shares, cost — $312,237)	—	—	—	—	—	—	—	—	—	—	285,245	—
Small-Cap Value Equity Fund (103,204 shares, cost — $1,225,284)	—	—	—	—	—	—	—	—	—	—	—	1,240,514
Dividend Receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	553	—	—	—	—	—	—	—	—	—	—
Receivable for units sold	216,815	12,385	—	—	10,552	—	11,268	2,564	—	—	2,796	120,675

Total assets	10,440,614	6,033,862	976,562	263,379	428,261	278,556	2,264,710	1,518,490	3,374,982	2,107,202	288,041	1,361,189

Liabilities
Accrued expenses payable to affiliate (note 3)	2,005	704	172	54	54	48	336	239	537	312	38	151
Payable for units withdrawn	3,027	252	80	—	—	214	251	—	896	1,116	—	—

Total liabilities	5,032	956	252	54	54	262	587	239	1,433	1,428	38	151

Net assets attributable to variable deferred annuity contractholders	$10,435,582	6,032,906	976,310	263,325	428,207	278,294	2,264,123	1,518,251	3,373,549	2,105,774	288,003	1,361,038

Outstanding units: Type I (note 2)	842,615	497,678	90,066	33,630	31,532	27,554	94,914	127,050	280,434	222,610	—	—

Net asset value per unit: Type I	$8.47	11.30	10.84	7.83	13.58	10.10	11.76	11.95	9.83	7.71	—	—

Outstanding units: Type II (note 2)	369,701	133,729	—	—	—	—	98,035	—	65,260	44,141	24,937	99,291

Net asset value per unit: Type II	$7.89	1.00	—	—	—	—	9.47	—	8.19	8.19	8.35	10.67

Outstanding units: Type III (note 2)	22,328	24,946	—	—	—	—	9,100	—	1,976	1,796	4,346	6,150

Net asset value per unit: Type III	$7.87	1.00	—	—	—	—	9.45	—	8.17	8.18	8.34	10.65

Outstanding units: Type IV (note 2)	19,285	111,712	—	—	—	—	10,626	—	7,513	1,518	3,311	22,098

Net asset value per unit: Type IV	$8.48	1.00	—	—	—	—	9.37	—	8.68	8.60	8.85	9.85

Outstanding units: Type V (note 2)	5,093	137,216	—	—	—	—	3,648	—	133	—	1,603	1,842

Net asset value per unit: Type V	$8.48	1.00	—	—	—	—	9.36	—	8.67	—	8.84	9.85

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)
	Variable Insurance Products Fund			Variable Insurance Products Fund II		Variable Insurance Products Fund III
	Equity- Income Portfolio	Growth Portfolio	Overseas Portfolio	Asset Manager Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio
Assets
Investments in Variable Insurance Products Fund, at market value (note 2):
Equity-Income Portfolio (107,469 shares, cost — $2,508,382)	$2,205,254	—	—	—	—	—	—
Growth Portfolio (65,835 shares, cost — $2,885,073)	—	1,782,816	—	—	—	—	—
Overseas Portfolio (47,803 shares, cost — $878,888)	—	—	641,988	—	—	—	—
Investments in Variable Insurance Products Fund II, at market value (note 2):
Asset Manager Portfolio (30,509 shares, cost — $465,687)	—	—	—	390,517	—	—	—
Contrafund Portfolio (150,311 shares, cost — $3,677,586)	—	—	—	—	2,977,661	—	—
Investments in Variable Insurance Products Fund III, at market value (note 2):
Growth & Income Portfolio (104,570 shares, cost — $1,460,237)	—	—	—	—	—	1,173,270	—
Growth Opportunities Portfolio (50,724 shares, cost — $970,257)	—	—	—	—	—	—	659,417
Dividend Receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—
Receivable for units sold	8,491	—	—	—	519	942	—

Total Assets	2,213,745	1,782,816	641,988	390,517	2,978,180	1,174,212	659,417

Liabilities
Accrued expenses payable to affiliate (note 3)	471	498	155	99	770	251	179
Payable for units withdrawn	—	535	—	972	—	—	—

Total liabilities	471	1,033	155	1,071	770	251	179

Net assets attributable to variable deferred annuity contractholders	$2,213,274	1,781,783	641,833	389,446	2,977,410	1,173,961	659,238

Outstanding units: Type I (note 2)	223,789	206,225	79,533	41,966	286,565	137,145	98,394

Net asset value per unit: Type I	$9.89	8.64	8.07	9.28	10.39	8.56	6.70

Outstanding units: Type II (note 2)	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—

Outstanding units: Type III (note 2)	—	—	—	—	—	—	—

Net asset value per unit: Type III	$—	—	—	—	—	—	—

Outstanding units: Type IV (note 2)	—	—	—	—	—	—	—

Net asset value per unit: Type IV	$—	—	—	—	—	—	—

Outstanding units: Type V (note 2)	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)
	Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund II — Service Class 2	Variable Insurance Products Fund III — Service Class 2
	Equity- Income Portfolio	Growth Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Mid Cap Portfolio
Assets
Investments in Variable Insurance Products Fund, Service Class 2, at market value (note 2):
Equity-Income Portfolio (39,851 shares, cost — $862,059)	$811,768	—	—	—	—
Growth Portfolio (11,639 shares, cost — $365,241)	—	312,520	—	—	—
Investments in Variable Insurance Products Fund II, Service Class 2, at market value (note 2):
Contrafund Portfolio (28,873 shares, cost — $586,126)	—	—	567,941	—	—
Investments in Variable Insurance Products Fund III, Service Class 2, at market value (note 2):
Growth & Income Portfolio (31,944 shares, cost — $406,136)	—	—	—	354,254	—
Mid Cap Portfolio (42,223 shares, cost — $834,985)	—	—	—	—	805,196
Dividend Receivable	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—
Receivable for units sold	4,458	3,570	35,742	9,759	5,068

Total assets	816,226	316,090	603,683	364,013	810,264

Liabilities
Accrued expenses payable to affiliate (note 3)	111	41	70	49	105
Payable for units withdrawn	—	—	—	46	—

Total liabilities	111	41	70	95	105

Net assets attributable to variable deferred annuity contractholders	$816,115	316,049	603,613	363,918	810,159

Outstanding units: Type I (note 2)	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units: Type II (note 2)	49,330	21,190	29,826	31,522	32,859

Net asset value per unit: Type II	$8.60	7.12	9.28	8.09	10.00

Outstanding units: Type III (note 2)	9,500	5,526	1,497	8,993	12,854

Net asset value per unit: Type III	$8.58	7.10	9.26	8.08	9.98

Outstanding units: Type IV (note 2)	23,957	14,044	32,257	4,091	27,994

Net asset value per unit: Type IV	$8.96	7.94	9.70	8.49	9.70

Outstanding units: Type V (note 2)	10,676	1,832	—	165	8,431

Net asset value per unit: Type V	$8.96	7.93	—	8.48	9.70

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)
	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares
	High Income Fund/VA	Bond Fund/VA	Aggressive Growth Fund/VA	Capital Appreciation Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
Assets
Investments in Oppenheimer Variable Account Funds, at market value (note 2):
High Income Fund/VA (124,439 shares, cost — $1,096,372)	$923,335	—	—	—	—	—	—
Bond Fund/VA (201,418 shares, cost — $2,243,654)	—	2,139,061	—	—	—	—	—
Aggressive Growth Fund/VA (27,301 shares, cost — $2,049,771)	—	—	914,589	—	—	—	—
Capital Appreciation Fund/VA (48,353 shares, cost — $2,070,519)	—	—	—	1,422,053
Multiple Strategies Fund/VA (73,473 shares, cost — $1,149,136)	—	—	—	—	1,003,644	—	—
Investments in Oppenheimer Variable Account Funds — Class 2 Shares, at market value (note 2):
Global Securities Fund/VA (15,344 shares, cost — $339,312)	—	—	—	—	—	322,833	—
Main Street Growth & Income Fund/VA (105,020 shares, cost — $1,964,898)	—	—	—	—	—	—	1,836,791
Dividend Receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—
Receivable for units sold	5,545	725	—	—	—	1,229	35,823

Total assets	928,880	2,139,786	914,589	1,422,053	1,003,644	324,062	1,872,614

Liabilities
Accrued expenses payable to affiliate (note 3)	211	449	289	304	181	40	250
Payable for units withdrawn	—	—	749	156	51	—	—

Total liabilities	211	449	1,038	460	232	40	250

Net assets attributable to variable deferred annuity contractholders	$928,669	2,139,337	913,551	1,421,593	1,003,412	324,022	1,872,364

Outstanding units: Type I (note 2)	104,698	191,183	105,127	142,874	93,777	—	—

Net asset value per unit: Type I	$8.87	11.19	8.69	9.95	10.70	—	—

Outstanding units: Type II (note 2)	—	—	—	—	—	15,902	95,125

Net asset value per unit: Type II	$—	—	—	—	—	8.66	8.49

Outstanding units: Type III (note 2)	—	—	—	—	—	4,209	24,444

Net asset value per unit: Type III	$—	—	—	—	—	8.64	8.47

Outstanding units: Type IV (note 2)	—	—	—	—	—	15,238	47,402

Net asset value per unit: Type IV	$—	—	—	—	—	9.02	9.05

Outstanding units: Type V (note 2)	—	—	—	—	—	1,380	47,424

Net asset value per unit: Type V	$—	—	—	—	—	9.02	9.04

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Federated Insurance Series				Federated Insurance Series — Service Shares
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II
Assets
Investments in Federated Insurance Series, at market value (note 2):
American Leaders Fund II (46,257 shares, cost — $915,111)	$802,554	—	—	—	—
High Income Bond Fund II (48,191 shares, cost — $424,351)	—	332,038	—	—	—
Utility Fund II (58,893 shares, cost — $749,435)	—	—	505,299	—	—
International Small Company Fund II (1,042 shares, cost — $5,781)	—	—	—	5,646	—
Investments in Federated Insurance Series — Service Shares, at market value (note 2)
High Income Bond Fund II (62,461 shares, cost — $469,741)	—	—	—	—	430,357
Dividend Receivable	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—
Receivable for units sold	—	856	828	—	—

Total assets	802,554	332,894	506,127	5,646	430,357

Liabilities
Accrued expenses payable to affiliate (note 3)	164	94	113	1	63
Payable for units withdrawn	594	—	—	—	124

Total liabilities	758	94	113	1	187

Net assets attributable to variable deferred annuity contractholders	$801,796	332,800	506,014	5,645	430,170

Outstanding units: Type I (note 2)	84,578	38,833	70,182	—	—

Net asset value per unit: Type I	$9.48	8.57	7.21	—	—

Outstanding units: Type II (note 2)	—	—	—	744	32,481

Net asset value per unit: Type II	$—	—	—	7.59	9.39

Outstanding units: Type III (note 2)	—	—	—	—	6,871

Net asset value per unit: Type III	$—	—	—	—	9.37

Outstanding units: Type IV (note 2)	—	—	—	—	6,305

Net asset value per unit: Type IV	$—	—	—	—	9.62

Outstanding units: Type V (note 2)	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)
	Janus Aspen Series
	Balanced Portfolio	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio
Assets
Investments in Janus Aspen Series, at market value (note 2):
Balanced Portfolio (267,701 shares, cost — $6,702,146)	$5,782,340	—	—	—	—	—	—
Aggressive Growth Portfolio (161,913 shares, cost — $7,763,506)	—	2,873,950	—	—	—	—	—
Growth Portfolio (148,877 shares, cost — $4,451,280)	—	—	2,498,157	—	—	—	—
Worldwide Growth Portfolio (104,384 shares, cost — $4,375,375)	—	—	—	2,580,364	—	—	—
Flexible Income Portfolio (24,031 shares, cost — $282,249)	—	—	—	—	281,879	—	—
International Growth Portfolio (67,341 shares, cost — $2,358,162)	—	—	—	—	—	1,383,851	—
Capital Appreciation Portfolio (206,899 shares, cost — $5,984,223)	—	—	—	—	—	—	3,976,593
Dividend Receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—
Receivable for units sold	5,920	3,073	126	557	—	—	—

Total assets	5,788,260	2,877,023	2,498,283	2,580,921	281,879	1,383,851	3,976,593

Liabilities
Accrued expenses payable to affiliate (note 3)	1,493	1,094	767	786	54	379	1,241
Payable for units withdrawn	—	—	—	—	35	395	5,189

Total liabilities	1,493	1,094	767	786	89	774	6,430

Net assets attributable to variable deferred annuity contractholders	$5,786,767	2,875,929	2,497,516	2,580,135	281,790	1,383,077	3,970,163

Outstanding units: Type I (note 2)	475,104	348,597	300,543	292,201	24,105	150,991	364,905

Net asset value per unit: Type I	$12.18	8.25	8.31	8.83	11.69	9.16	10.88

Outstanding units: Type II (note 2)	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—

Outstanding units: Type III (note 2)	—	—	—	—	—	—	—

Net asset value per unit: Type III	$—	—	—	—	—	—	—

Outstanding units: Type IV (note 2)	—	—	—	—	—	—	—

Net asset value per unit: Type IV	$—	—	—	—	—	—	—

Outstanding units: Type V (note 2)	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)
	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Balanced Portfolio	Capital Appreciation Portfolio	Growth Portfolio	International Growth Portfolio	Worldwide Growth Portfolio
Assets
Investments in Janus Aspen Series – Service Shares, at market value (note 2):
Global Life Sciences Portfolio (11,171 shares, cost — $78,695)	$70,156	—	—	—	—	—	—	—
Global Technology Portfolio (6,975 shares, cost — $26,935)	—	20,018	—	—	—	—	—	—
Aggressive Growth Portfolio (6,159 shares, cost — $122,066)	—	—	107,966	—	—	—	—	—
Balanced Portfolio (68,165 shares, cost — $1,583,406)	—	—	—	1,521,435	—	—	—	—
Capital Appreciation Portfolio (9,500 shares, cost — $189,413)	—	—	—	—	181,256	—	—	—
Growth Portfolio (9,072 shares, cost — $172,377)	—	—	—	—	—	151,137	—	—
International Growth Portfolio (3,047 shares, cost — $68,065)	—	—	—	—	—	—	62,130	—
Worldwide Growth Portfolio (12,580 shares, cost — $333,280)	—	—	—	—	—	—	—	309,085
Dividend Receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	13,033	856	—	—	19,018

Total assets	70,156	20,018	107,966	1,534,468	182,112	151,137	62,130	328,103

Liabilities
Accrued expenses payable to affiliate (note 3)	10	4	14	204	24	19	8	40
Payable for units withdrawn	—	—	—	—	—	4	—	—

Total liabilities	10	4	14	204	24	23	8	40

Net assets attributable to variable deferred annuity contractholders	$70,146	20,014	107,952	1,534,264	182,088	151,114	62,122	328,063

Outstanding units: Type I (note 2)	—	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—	—

Outstanding units: Type II (note 2)	3,932	3,195	12,145	84,828	16,979	13,795	6,819	13,073

Net asset value per unit: Type II	$8.20	5.54	6.30	9.32	7.92	6.79	7.46	7.36

Outstanding units: Type III (note 2)	3,239	333	1,395	35,448	2,960	1,881	833	6,482

Net asset value per unit: Type III	$8.18	5.53	6.29	9.30	7.90	6.78	7.44	7.34

Outstanding units: Type IV (note 2)	—	65	2,166	9,907	—	4,891	—	18,292

Net asset value per unit: Type IV	$—	7.16	8.76	9.49	—	8.21	—	8.65

Outstanding units: Type V (note 2)	1,297	—	416	33,664	2,589	550	577	3,012

Net asset value per unit: Type V	$8.80	—	8.76	9.49	9.39	8.21	8.74	8.64

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)
	The Alger American Fund		PBHG Insurance Series Fund, Inc.		Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Fund Inc
	Alger American Small Capitalization Portfolio	Alger American Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
Assets
Invesments in The Alger American Fund, at market value (note 2):
Alger American Small Capitalization Portfolio (51,287 shares, cost — $1,350,617)	$727,756	—	—	—	—	—	—	—	—
Alger American Growth Portfolio (32,982 shares, cost — $1,677,219)	—	989,456	—	—	—	—	—	—	—
Investments in PBHG Insurance Series Fund, Inc., at market value (note 2):
PBHG Large Cap Growth Portfolio (52,267 shares, cost — $1,339,341)	—	—	768,326	—	—	—	—	—	—
PBHG Growth II Portfolio (51,778 shares, cost — $1,217,010)	—	—	—	485,164	—	—	—	—	—
Investments in Goldman Sachs Variable Insurance Trust, at market value (note 2):
Growth and Income Fund (43,451 shares, cost — $446,426)	—	—	—	—	388,456	—	—	—	—
Mid Cap Value Fund (156,490 shares, cost — $1,633,961)	—	—	—	—	—	1,884,143	—	—	—
Investments in Salomon Brothers Variable Series Fund Inc, at market value (note 2):
Strategic Bond Fund (21,061 shares, cost — $215,122)	—	—	—	—	—	—	214,613	—	—
Investors Fund (20,988 shares, cost — $274,840)	—	—	—	—	—	—	—	234,221	—
Total Return Fund (9,809 shares, cost — $103,564)	—	—	—	—	—	—	—	—	97,796
Dividend Receivable	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	55	856	—	856	—	—

Total assets	727,756	989,456	768,326	485,219	389,312	1,884,143	215,469	234,221	97,796

Liabilities
Accrued expenses payable to affiliate (note 3)	210	265	166	147	79	364	25	35	13
Payable for units withdrawn	23	21,109	—	—	—	20	—	—	—

Total liabilities	233	21,374	166	147	79	384	25	35	13

Net assets attributable to variable deferred annuity contractholders	$727,523	968,082	768,160	485,072	389,233	1,883,759	215,444	234,186	97,783

Outstanding units: Type I (note 2)	117,153	111,917	77,749	61,092	49,084	132,566	19,083	24,044	9,681

Net asset value per unit: Type I	$6.21	8.65	9.88	7.94	7.93	14.21	11.29	9.74	10.10

Outstanding units: Type II (note 2)	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—	—	—

Outstanding units: Type III (note 2)	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type III	$—	—	—	—	—	—	—	—	—

Outstanding units: Type IV (note 2)	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type IV	$—	—	—	—	—	—	—	—	—

Outstanding units: Type V (note 2)	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)
	PIMCO Variable Insurance Trust				AIM Variable Insurance Funds
	Foreign Bond Portfolio	Long-Term U.S. Government Portfolio	High Yield Portfolio	Total Return Portfolio	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Premier Equity Fund
Assets
Invesments in PIMCO Variable Insurance Trust, at market value (note 2):
Foreign Bond Portfolio (4,791 shares, cost — $46,673)	$46,996	—	—	—	—	—	—
Long-Term U.S. Government Portfolio (121,496 shares, cost — $1,306,842)	—	1,286,640	—	—	—	—	—
High Yield Portfolio (58,514 shares, cost — $450,647)	—	—	424,230	—	—	—	—
Total Return Portfolio (392,391 shares, cost — $3,916,897)	—	—	—	3,927,836	—	—	—
Investments in AIM Variable Insurance Funds, at market value (note 2):
AIM V.I. Capital Appreciation Fund (6,003 shares, cost — $129,965)	—	—	—	—	111,891	—	—
AIM V.I. Growth Fund (5,167 shares, cost — $79,796)	—	—	—	—	—	67,122	—
AIM V.I. Premier Equity Fund (38,127 shares, cost — $833,675)	—	—	—	—	—	—	701,532
Dividend Receivable	110	2,943	2,316	10,197	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—
Receivable for units sold	—	28,956	14,588	221,888	—	209	1,667

Total assets	47,106	1,318,539	441,134	4,159,921	111,891	67,331	703,199

Liabilities
Accrued expenses payable to affiliate (note 3)	117	3,094	2,374	10,686	15	9	97
Payable for units withdrawn	—	—	—	—	—	—	—

Total liabilities	117	3,094	2,374	10,686	15	9	97

Net assets attributable to variable deferred annuity contractholders	$46,989	1,315,445	438,760	4,149,235	111,876	67,322	703,102

Outstanding units: Type I (note 2)	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—

Outstanding units: Type II (note 2)	1,606	62,316	16,758	177,471	13,544	8,175	66,750

Net asset value per unit: Type II	$10.61	11.17	9.54	10.84	7.60	6.89	7.09

Outstanding units: Type III (note 2)	1,688	21,705	12,546	53,135	1,021	568	20,604

Net asset value per unit: Type III	$10.58	11.14	9.52	10.81	7.59	6.88	7.07

Outstanding units: Type IV (note 2)	1,182	32,740	13,748	107,519	138	882	7,998

Net asset value per unit: Type IV	$10.24	10.57	9.49	10.21	8.46	7.99	7.98

Outstanding units: Type V (note 2)	—	3,003	3,054	54,215	—	—	2,557

Net asset value per unit: Type V	$—	10.56	9.48	10.21	—	—	7.98

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Dreyfus		MFS® Variable Insurance Trust				Rydex Variable Trust	Alliance Variable Products Series Fund, Inc.
	Dreyfus Investment Portfolios — Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series	MFS® Utilities Series	OTC Fund	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio
Assets
Investments in Dreyfus, at market value (note 2):
Dreyfus Investment Portfolios — Emerging Markets Portfolio (7,885 shares, cost — $83,251)	$79,557	—	—	—	—	—	—	—	—	—
The Dreyfus Socially Responsible Growth Fund, Inc. (1,283 shares, cost — $32,249)	—	28,360	—	—	—	—	—	—	—	—
Investments in MFS® Variable Insurance Trust, at market value (note 2):
MFS® Investors Growth Stock Series (40,085 shares, cost — $365,268)	—	—	317,872	—	—	—	—	—	—	—
MFS® Investors Trust Series (34,495 shares, cost — $571,175)	—	—	—	514,662	—	—	—	—	—	—
MFS® New Discovery Series (3,914 shares, cost — $53,046)	—	—	—	—	48,186	—	—	—	—	—
MFS® Utilities Series (18,500 shares, cost — $266,712)	—	—	—	—	—	229,765	—	—	—	—
Investments in Rydex Variable Trust, at market value (note 2):
OTC Fund (15,678 shares, cost — $192,226)	—	—	—	—	—	—	152,864	—	—	—
Investments in Alliance Variable Products Series Fund Inc. at market value (note 2):
Growth and Income Portfolio (96,255 shares, cost — $2,035,578)	—	—	—	—	—	—	—	1,769,167	—	—
Premier Growth Portfolio (16,420 shares, cost — $385,686)	—	—	—	—	—	—	—	—	322,979	—
Quasar Portfolio (9,364 shares, cost — $88,853)	—	—	—	—	—	—	—	—	—	77,625
Dividend Receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	160	—	209	1,336	—	15,015	1,037	—

Total assets	79,557	28,360	318,032	514,662	48,395	231,101	152,864	1,784,182	324,016	77,625

Liabilities
Accrued expenses payable to affiliate (note 3)	11	4	44	69	6	28	21	252	44	11
Payable for units withdrawn	—	45	—	—	—	—	—	—	—	—

Total liabilities	11	49	44	69	6	28	21	252	44	11

Net assets attributable to variable deferred annuity contractholders	$79,546	28,311	317,988	514,593	48,389	231,073	152,843	1,783,930	323,972	77,614

Outstanding units: Type I (note 2)	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—	—	—	—

Outstanding units: Type II (note 2)	2,711	3,989	29,611	35,022	4,341	29,021	12,275	112,720	37,702	2,348

Net asset value per unit: Type II	$10.38	7.10	7.07	7.84	7.79	6.28	5.62	7.99	6.91	7.74

Outstanding units: Type III (note 2)	64	—	6,519	7,990	319	7,329	3,868	46,171	6,381	209

Net asset value per unit: Type III	$10.35	—	7.05	7.82	7.78	6.26	5.61	7.97	6.90	7.72

Outstanding units: Type IV (note 2)	5,237	—	1,129	19,229	1,479	—	8,617	38,846	2,366	6,917

Net asset value per unit: Type IV	$9.68	—	8.28	8.63	8.17	—	6.66	8.50	8.18	8.36

Outstanding units: Type V (note 2)	7	—	6,444	1,357	—	360	722	21,780	—	—

Net asset value per unit: Type V	$9.68	—	8.27	8.63	—	8.34	6.65	8.49	—	—

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations
(Unaudited)

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	47,125	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type I (note 4)	56,871	39,649	6,949	1,943	2,621	1,360	7,508	9,423	21,981	12,999	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type II (note 4)	7,692	660	—	—	—	—	3,410	—	2,247	1,851	831	2,731
Expenses — Mortality and expense risk charges and administrative expenses —Type III (note 4)	823	185	—	—	—	—	279	—	64	26	75	263
Expenses — Mortality and expense risk charges and administrative expenses —Type IV (note 4)	497	60	—	—	—	—	167	—	90	28	51	217
Expenses — Mortality and expense risk charges and administrative expenses —Type V (note 4)	71	1,095	—	—	—	—	84	—	2	—	46	47

Net investment income (expense)	(65,953)	5,475	(6,949)	(1,943)	(2,621)	(1,360)	(11,448)	(9,423)	(24,384)	(14,904)	(1,003)	(3,258)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(156,253)	—	(2,028)	(89,091)	10,021	—	3,179	128	(29,772)	(4,185)	(194)	43
Unrealized appreciation (depreciation)	(1,307,455)	—	(48,290)	84,502	17,862	21,110	(69,162)	53,425	(389,149)	(271,299)	(26,879)	(16,465)
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(1,463,708)	—	(50,318)	(4,589)	27,883	21,110	(65,983)	53,553	(418,921)	(275,484)	(27,073)	(16,422)

Increase (decrease) in net assets from operations	$(1,529,661)	5,475	(57,267)	(6,532)	25,262	19,750	(77,431)	44,130	(443,305)	(290,388)	(28,076)	(19,680)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)

	Variable Insurance Products Fund			Variable Insurance Products Fund II		Variable Insurance Products Fund III
	Equity- Income Portfolio	Growth Portfolio	Overseas Portfolio	Asset Manager Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio
	Six months ended June 30, 2002			Six months ended June 30, 2002		Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$38,296	4,942	4,653	14,464	24,626	16,642	7,159
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	15,689	15,273	4,492	2,765	21,452	9,102	5,200
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—	—

Net investment income (expense)	22,607	(10,331)	161	11,699	3,174	7,540	1,959

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(11,424)	(118,249)	(12,800)	(2,351)	(42,981)	(9,772)	(36,261)
Unrealized appreciation (depreciation)	(216,751)	(330,915)	(7,645)	(46,916)	(2,083)	(194,765)	(76,248)
Capital gain distributions	45,170	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(183,005)	(449,164)	(20,445)	(49,267)	(45,064)	(204,537)	(112,509)

Increase (decrease) in net assets from operations	$(160,397)	(459,495)	(20,284)	(37,568)	(41,890)	(196,997)	(110,550)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)

	Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund II — Service Class 2	Variable Insurance Products Fund III —Service Class 2
	Equity- Income Portfolio	Growth Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Mid Cap Portfolio
	Six months ended June 30, 2002		Six months ended June 30, 2002	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$3,533	107	462	972	1,104
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	2,024	768	978	1,305	1,380
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	336	244	90	234	380
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	375	274	438	106	516
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	135	11	—	4	188

Net investment income (expense)	662	(1,190)	(1,044)	(677)	(1,360)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(414)	(517)	21	(31)	(168)
Unrealized appreciation (depreciation)	(54,979)	(52,132)	(18,369)	(53,885)	(32,717)
Capital gain distributions	4,392	—	—	—	—

Net realized and unrealized gain (loss) on investments	(51,001)	(52,649)	(18,348)	(53,916)	(32,885)

Increase (decrease) in net assets from operations	$(50,338)	(53,839)	(19,392)	(54,593)	(34,245)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares		Federated Insurance Series				Federated Insurance Series — Service Shares
	High Income Fund/VA	Bond Fund/VA	Aggressive Growth Fund/VA	Capital Appreciation Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II
	Six months ended June 30, 2002					Six months ended June 30, 2002		Six months ended June 30, 2002				Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$90,709	150,063	6,340	9,313	40,147	430	4,126	9,330	34,003	25,860	—	23,757
Expenses — Mortality and expense risk charges and administrative expenses —Type I (note 4)	6,469	13,988	7,086	11,600	6,885	—	—	6,115	2,377	3,697	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type II (note 4)	—	—	—	—	—	661	3,548	—	—	—	28	1,303
Expenses — Mortality and expense risk charges and administrative expenses —Type III (note 4)	—	—	—	—	—	139	966	—	—	—	—	277
Expenses — Mortality and expense risk charges and administrative expenses —Type IV (note 4)	—	—	—	—	—	167	917	—	—	—	—	80
Expenses — Mortality and expense risk charges and administrative expenses —Type V (note 4)	—	—	—	—	—	17	1,455	—	—	—	—	—

Net investment income (expense)	84,240	136,075	(746)	(2,287)	33,262	(555)	(2,760)	3,215	31,626	22,163	(28)	22,097

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(28,441)	(4,584)	(41,707)	(40,989)	(5,206)	(160)	260	(5,768)	(6,414)	(1,926)	—	(581)
Unrealized appreciation (depreciation)	(99,270)	(98,309)	(157,214)	(312,796)	(114,079)	(17,784)	(130,986)	(85,529)	(31,933)	(99,514)	(136)	(39,461)
Capital gain distributions	—	—	—	—	5,998	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(127,711)	(102,893)	(198,921)	(353,785)	(113,287)	(17,944)	(130,726)	(91,297)	(38,347)	(101,440)	(136)	(40,042)

Increase (decrease) in net assets from operations	$(43,471)	33,182	(199,667)	(356,072)	(80,025)	(18,499)	(133,486)	(88,082)	(6,721)	(79,277)	(164)	(17,945)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)
	Janus Aspen Series
	Balanced Portfolio	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio
	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$66,187	—	—	10,407	7,030	6,366	14,432
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	40,943	22,529	20,531	20,312	1,744	10,597	29,906
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—	—

Net investment income (expense)	25,244	(22,529)	(20,531)	(9,905)	5,286	(4,231)	(15,474)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(31,420)	(356,885)	(146,788)	(122,114)	26	(90,547)	(200,777)
Unrealized appreciation (depreciation)	(225,010)	(349,398)	(329,786)	(290,358)	854	(110,235)	(124,560)
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(256,430)	(706,283)	(476,574)	(412,472)	880	(200,782)	(325,337)

Increase (decrease) in net assets from operations	$(231,186)	(728,812)	(497,105)	(422,377)	6,166	(205,013)	(340,811)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Balanced Portfolio	Capital Appreciation Portfolio	Growth Portfolio	International Growth Portfolio	Worldwide Growth Portfolio
	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	14,182	379	—	228	806
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	158	138	388	4,041	636	569	242	430
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	71	19	47	1,388	126	53	51	149
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	—	3	59	210	—	62	—	199
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	15	—	8	411	25	4	3	78

Net investment income (expense)	(244)	(160)	(502)	8,132	(408)	(688)	(69)	(49)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(30)	(15)	73	(481)	(28)	(24)	156	(111)
Unrealized appreciation (depreciation)	(8,902)	(7,870)	(15,216)	(61,862)	(8,368)	(20,839)	(6,488)	(24,908)
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(8,932)	(7,885)	(15,143)	(62,343)	(8,396)	(20,863)	(6,332)	(25,019)

Increase (decrease) in net assets from operations	$(9,176)	(8,045)	(15,645)	(54,211)	(8,804)	(21,551)	(6,401)	(25,068)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)

	The Alger American Fund		PBHG Insurance Series Fund, Inc.		Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Fund Inc
	Alger American Small Capitalization Portfolio	Alger American Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
	Six months ended June 30, 2002		Six months ended June 30, 2002		Six months ended June 30, 2002		Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	413	—	—	—	—	568	—	6
Expenses — Mortality and expense risk charge and administrative expenses — Type I (note 4)	5,812	8,007	6,189	3,754	2,804	12,005	1,351	1,763	715
Expenses — Mortality and expense risk charge and administrative expenses — Type II (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charge and administrative expenses — Type III (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charge and administrative expenses — Type IV (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charge and administrative expenses — Type V (note 4)	—	—	—	—	—	—	—	—	—

Net investment income (expense)	(5,812)	(7,594)	(6,189)	(3,754)	(2,804)	(12,005)	(783)	(1,763)	(709)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(86,198)	(43,511)	(51,534)	(29,693)	(1,032)	26,174	836	(1,695)	(210)
Unrealized appreciation (depreciation)	(37,565)	(185,162)	(106,900)	(69,099)	(16,066)	77,704	1,787	(32,996)	(3,941)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(123,763)	(228,673)	(158,434)	(98,792)	(17,098)	103,878	2,623	(34,691)	(4,151)

Increase (decrease) in net assets from operations	$(129,575)	(236,267)	(164,623)	(102,546)	(19,902)	91,873	1,840	(36,454)	(4,860)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)

	PIMCO Variable Insurance Trust				AIM Variable Insurance Funds
	Foreign Bond Portfolio	Long-Term U.S. Government Portfolio	High Yield Portfolio	Total Return Portfolio	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Premier Equity Fund
	Six months ended June 30, 2002				Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$587	10,533	8,822	25,277	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	92	2,081	732	4,512	650	363	2,547
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	119	1,098	658	2,274	38	30	793
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	30	408	276	1,432	10	15	118
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	85	52	812	—	—	7

Net investment income (expense)	347	6,861	7,105	16,248	(698)	(408)	(3,465)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	29	27,319	(119)	12	(255)	(72)	(7,432)
Unrealized appreciation (depreciation)	591	(1,905)	(26,507)	15,862	(16,784)	(13,839)	(130,668)
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	620	25,414	(26,626)	15,874	(17,039)	(13,911)	(138,100)

Increase (decrease) in net assets from operations	$967	32,275	(19,521)	32,122	(17,737)	(14,319)	(141,565)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)

	Dreyfus		MFS® Variable Insurance Trust				Rydex Variable Trust	Alliance Variable Products Series Fund, Inc.
	Dreyfus Investment Portfolios — Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series	MFS® Utilities Series	OTC Fund	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio
	Six months ended June 30, 2002		Six months ended June 30, 2002				Six months ended June 30, 2002	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	1	—	1,215	—	4,421	—	8,468	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	106	124	995	1,311	110	724	273	4,823	1,698	82
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	8	—	160	136	19	230	171	1,896	329	1
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	42	—	38	315	2	—	100	674	75	116
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	130	44	—	7	3	462	—	—

Net investment income (expense)	(156)	(123)	(1,323)	(591)	(131)	3,460	(548)	613	(2,102)	(199)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	20	(19)	(588)	(944)	61	(1,432)	5	(5,814)	(1,565)	684
Unrealized appreciation (depreciation)	(3,907)	(3,874)	(48,102)	(57,263)	(4,976)	(37,084)	(39,343)	(274,577)	(69,497)	(11,600)
Capital gain distributions	—	—	—	—	—	—	—	52,051	—	—

Net realized and unrealized gain (loss) on investments	(3,887)	(3,893)	(48,690)	(58,207)	(4,915)	(38,516)	(39,338)	(228,340)	(71,062)	(10,916)

Increase (decrease) in net assets from operations	$(4,043)	(4,016)	(50,013)	(58,798)	(5,046)	(35,056)	(39,886)	(227,727)	(73,164)	(11,115)

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets
(Unaudited)

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(65,953)	5,475	(6,949)	(1,943)	(2,621)	(1,360)	(11,448)	(9,423)	(24,384)	(14,904)	(1,003)	(3,258)
Net realized gain (loss)	(156,253)	—	(2,028)	(89,091)	10,021	—	3,179	128	(29,772)	(4,185)	(194)	43
Unrealized appreciation (depreciation) on investments	(1,307,455)	—	(48,290)	84,502	17,862	21,110	(69,162)	53,425	(389,149)	(271,299)	(26,879)	(16,465)
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(1,529,661)	5,475	(57,267)	(6,532)	25,262	19,750	(77,431)	44,130	(443,305)	(290,388)	(28,076)	(19,680)

From capital transactions:
Net premiums	3,603,908	1,078,831	400	600	—	—	1,060,864	35,181	694,296	471,527	203,913	1,195,553
Loan Interest	—	—	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	(116,824)	—	510	—	—	—	(38,746)	9,773	(72,559)	—	—	—
Surrenders	(284,535)	(356,735)	(9,619)	(3,621)	(11,602)	(2,010)	(13,519)	(46,746)	(151,542)	(25,505)	(5,956)	(9,536)
Loans	—	—	—	—	—	—	—	—	—	—	—	—
Administrative expenses (note 4)	(2,689)	(1,050)	(383)	(71)	(76)	(69)	(344)	(204)	(1,181)	(986)	—	—
Transfer gain (loss) and transfer fees (note 4)	(95,480)	(1,760)	29	(689)	12	(5)	1,376	3,030	5,077	443	272	677
Transfers (to) from the Guarantee Account	136,650	(26,310)	42,249	—	(2,214)	(4,756)	73,139	68,725	19,476	209	13,515	15,364
Interfund transfers	(55,880)	(1,013,907)	9,741	2,762	183,253	96,254	312,126	153,829	80,385	21,299	81,105	63,404

Increase (decrease) in net assets from capital transactions	3,185,150	(320,931)	42,927	(1,019)	169,373	89,414	1,394,896	223,588	573,952	466,987	292,849	1,265,462

Increase (decrease) in net assets	1,655,489	(315,456)	(14,340)	(7,551)	194,635	109,164	1,317,465	267,718	130,647	176,599	264,773	1,245,782
Net assets at beginning of year	8,780,093	6,348,362	990,650	270,876	233,572	169,130	946,658	1,250,533	3,242,902	1,929,174	23,230	115,256

Net assets at end of year	$(10,435,582)	6,032,906	976,310	263,325	428,207	278,294	2,264,123	1,518,251	3,373,549	2,105,774	288,003	1,361,038

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)

	Variable Insurance Products Fund			Variable Insurance Products Fund II		Variable Insurance Products Fund III
	Equity-Income Portfolio	Growth Portfolio	Overseas Portfolio	Asset Manager Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio
	Six months ended June 30, 2002			Six months ended June 30, 2002		Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$22,607	(10,331)	161	11,699	3,174	7,540	1,959
Net realized gain (loss)	(11,424)	(118,249)	(12,800)	(2,351)	(42,981)	(9,772)	(36,261)
Unrealized appreciation (depreciation) on investments	(216,751)	(330,915)	(7,645)	(46,916)	(2,083)	(194,765)	(76,248)
Capital gain distributions	45,170	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(160,397)	(459,495)	(20,284)	(37,568)	(41,890)	(196,997)	(110,550)

From capital transactions:
Net premiums	26,271	10,215	—	—	25,604	42,781	12,480
Loan Interest	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	(20,024)	(17,612)	—	—	339	(15,493)	—
Surrenders	(34,923)	(88,235)	(14,931)	(8,167)	(91,197)	(28,590)	(20,102)
Loans	—	—	—	—	—	—	—
Administrative expenses (note 4)	(644)	(945)	(277)	(101)	(1,170)	(389)	(334)
Transfer gain (loss) and transfer fees (note 4)	(274)	(91)	(9)	(15)	96	(1,026)	16
Transfers (to) from the Guarantee Account	148,907	67,058	23,569	52,507	41,525	18,677	4,461
Interfund transfers	70,199	(101,924)	18,181	(10,935)	(42,914)	58,134	(60,959)

Increase (decrease) in net assets from capital transactions	189,512	(131,534)	26,533	33,289	(67,717)	74,094	(64,438)

Increase (decrease) in net assets	29,115	(591,029)	6,249	(4,279)	(109,607)	(122,903)	(174,988)
Net assets at beginning of year	2,184,159	2,372,812	635,584	393,725	3,087,017	1,296,864	834,226

Net assets at end of year	$2,213,274	1,781,783	641,833	389,446	2,977,410	1,173,961	659,238

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)

	Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund II — Service Class 2	Variable Insurance Products Fund III — Service Class 2
	Equity- Income Portfolio	Growth Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Mid Cap Portfolio
	Six months ended June 30, 2002		Six months ended June 30, 2002	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$662	(1,190)	(1,044)	(677)	(1,360)
Net realized gain (loss)	(414)	(517)	21	(31)	(168)
Unrealized appreciation (depreciation) on investments	(54,979)	(52,132)	(18,369)	(53,885)	(32,717)
Capital gain distributions	4,392	—	—	—	—

Increase (decrease) in net assets from operations	(50,338)	(53,839)	(19,392)	(54,593)	(34,245)

From capital transactions:
Net premiums	482,571	250,952	490,261	361,294	623,496
Loan Interest	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	623	(2,211)	—	—	—
Surrenders	7,108	(513)	(2,101)	(829)	(337)
Loans	—	—	—	—	—
Administrative expenses (note 4)	—	—	—	—	—
Transfer gain (loss) and transfer fees (note 4)	1,569	44	26	54	1,427
Transfers (to) from the Guarantee Account	13,675	11,383	3,562	2,840	11,021
Interfund transfers	190,286	49,277	94,863	13,747	94,436

Increase (decrease) in net assets from capital transactions	695,832	308,932	586,611	377,106	730,043

Increase (decrease) in net assets	645,494	255,093	567,219	322,513	695,798
Net assets at beginning of year	170,621	60,956	36,394	41,405	114,361

Net assets at end of year	$816,115	316,049	603,613	363,918	810,159

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares		Federated Insurance Series				Federated Insurance Series — Service Shares
	High Income Fund/VA	Bond Fund/VA	Aggressive Growth Fund/VA	Capital Appreciation Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II
	Six months ended June 30, 2002					Six months ended June 30, 2002		Six months ended June 30, 2002				Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$84,240	136,075	(746)	(2,287)	33,262	(555)	(2,760)	3,215	31,626	22,163	(28)	22,097
Net realized gain (loss)	(28,441)	(4,584)	(41,707)	(40,989)	(5,206)	(160)	260	(5,768)	(6,414)	(1,926)	—	(581)
Unrealized appreciation (depreciation) on investments	(99,270)	(98,309)	(157,214)	(312,796)	(114,079)	(17,784)	(130,986)	(85,529)	(31,933)	(99,514)	(136)	(39,461)
Capital gain distributions	—	—	—	—	5,998	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(43,471)	33,182	(199,667)	(356,072)	(80,025)	(18,499)	(133,486)	(88,082)	(6,721)	(79,277)	(164)	(17,945)

From capital transactions:
Net premiums	250	83,877	11,745	21,787	17,682	254,418	1,655,204	1,014	8,036	1,700	4,278	342,168
Loan Interest	—	—	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	542	—	—	8,896	(3,905)	(6,833)	(14,038)	—	(17,414)	—	—	(6,834)
Surrenders	(17,397)	(48,730)	(9,810)	(31,428)	(15,538)	—	(5,730)	(33,593)	(5,023)	(1,002)	—	(3,349)
Loans	—	—	—	—	—	—	—	—	—	—	—	—
Administrative expenses (note 4)	(176)	(338)	(604)	(704)	(258)	—	—	(340)	(49)	(219)	—	—
Transfer gain (loss) and transfer fees (note 4)	(11)	(56)	(45)	3,078	185	202	(1,387)	18	67	22	3	46
Transfers (to) from the Guarantee Account	43,891	33,187	1,203	9,038	25,433	22,882	1,991	12,953	25,889	26,524	—	1,573
Interfund transfers	63,263	120,513	(10,429)	(30,787)	138,236	32,284	236,127	6,593	16,270	3,411	1,295	92,534

Increase (decrease) in net assets from capital transactions	90,362	188,453	(7,940)	(20,120)	161,835	302,953	1,872,167	(13,355)	27,776	30,436	5,576	426,138

Increase (decrease) in net assets	46,891	221,635	(207,607)	(376,192)	81,810	284,454	1,738,681	(101,437)	21,055	(48,841)	5,412	408,193
Net assets at beginning of year	881,778	1,917,702	1,121,158	1,797,785	921,602	39,568	133,683	903,233	311,745	554,855	233	21,977

Net assets at end of year	$928,669	2,139,337	913,551	1,421,593	1,003,412	324,022	1,872,364	801,796	332,800	506,014	5,645	430,170

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)

	Janus Aspen Series
	Balanced Portfolio	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio
	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$25,244	(22,529)	(20,531)	(9,905)	5,286	(4,231)	(15,474)
Net realized gain (loss)	(31,420)	(356,885)	(146,788)	(122,114)	26	(90,547)	(200,777)
Unrealized appreciation (depreciation) on investments	(225,010)	(349,398)	(329,786)	(290,358)	854	(110,235)	(124,560)
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(231,186)	(728,812)	(497,105)	(422,377)	6,166	(205,013)	(340,811)

From capital transactions:
Net premiums	175,252	33,314	5,101	25,593	—	1,388	12,673
Loan Interest	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	7,244	(1,588)	—	3,978	—	(2,668)	1,966
Surrenders	(85,463)	(66,193)	(37,666)	(39,809)	(1,275)	(18,732)	(144,206)
Loans	—	—	—	—	—	—	—
Administrative expenses (note 4)	(1,457)	(1,748)	(1,129)	(1,134)	(48)	(793)	(1,613)
Transfer gain (loss) and transfer fees (note 4)	4,071	239	81,527	1,507	(4)	111	977
Transfers (to) from the Guarantee Account	129,144	25,433	19,708	(23,690)	10,102	5,343	6,138
Interfund transfers	(82,655)	(119,677)	(248,019)	(101,991)	45,610	(48,138)	(218,492)

Increase (decrease) in net assets from capital transactions	146,136	(130,220)	(180,478)	(135,546)	54,385	(63,489)	(342,557)

Increase (decrease) in net assets	(85,050)	(859,032)	(677,583)	(557,923)	60,551	(268,502)	(683,368)
Net assets at beginning of year	5,871,817	3,734,961	3,175,099	3,138,058	221,239	1,651,579	4,653,531

Net assets at end of year	$5,786,767	2,875,929	2,497,516	2,580,135	281,790	1,383,077	3,970,163

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Balanced Portfolio	Capital Appreciation Portfolio	Growth Portfolio	International Growth Portfolio	Worldwide Growth Portfolio
	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(244)	(160)	(502)	8,132	(408)	(688)	(69)	(49)
Net realized gain (loss)	(30)	(15)	73	(481)	(28)	(24)	156	(111)
Unrealized appreciation (depreciation) on investments	(8,902)	(7,870)	(15,216)	(61,862)	(8,368)	(20,839)	(6,488)	(24,908)
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(9,176)	(8,045)	(15,645)	(54,211)	(8,804)	(21,551)	(6,401)	(25,068)

From capital transactions:
Net premiums	58,972	5,846	46,457	706,313	124,718	93,576	34,411	280,679
Loan Interest	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—	—	(9,546)	—	—	—	(2,306)
Surrenders	(92)	—	(111)	12,590	—	(444)	—	(1,003)
Loans	—	—	—	—	—	—	—	—
Administrative expenses (note 4)	—	—	—	—	—	—	—	—
Transfer gain (loss) and transfer fees (note 4)	(285)	55	2,287	110,953	33	776	(382)	(84)
Transfers (to) from the Guarantee Account	6,246	—	3,275	12,695	—	10,039	—	6,044
Interfund transfers	2,898	572	36,053	405,350	17,233	28,655	15,589	45,372

Increase (decrease) in net assets from capital transactions	67,739	6,473	87,961	1,238,355	141,984	132,602	49,618	328,702

Increase (decrease) in net assets	58,563	(1,572)	72,316	1,184,144	133,180	111,051	43,217	303,634
Net assets at beginning of year	11,583	21,586	35,636	350,120	48,908	40,063	18,905	24,429

Net assets at end of year	$70,146	20,014	107,952	1,534,264	182,088	151,114	62,122	328,063

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)

	The Alger American Fund		PBHG Insurance Series Fund, Inc.		Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Fund Inc
	Alger American Small Capitalization Portfolio	Alger American Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
	Six months ended June 30, 2002		Six months ended June 30, 2002		Six months ended June 30, 2002		Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(5,812)	(7,594)	(6,189)	(3,754)	(2,804)	(12,005)	(783)	(1,763)	(709)
Net realized gain (loss)	(86,198)	(43,511)	(51,534)	(29,693)	(1,032)	26,174	836	(1,695)	(210)
Unrealized appreciation (depreciation) on investments	(37,565)	(185,162)	(106,900)	(69,099)	(16,066)	77,704	1,787	(32,996)	(3,941)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(129,575)	(236,267)	(164,623)	(102,546)	(19,902)	91,873	1,840	(36,454)	(4,860)

From capital transactions:
Net premiums	25,306	4,400	27,964	1,687	—	133,948	—	—	4,770
Loan interest	—	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—	—	—	—	—	—	—	—
Surrenders	(18,169)	(50,581)	(4,901)	(7,409)	(4,299)	(25,079)	(1,775)	(4,360)	(3,255)
Loans	—	—	—	—	—	—	—	—	—
Administrative expenses (note 4)	(308)	(438)	(265)	(331)	(163)	(328)	(117)	(100)	(44)
Transfer gain (loss) and transfer fees (note 4)	22	90	(444)	42	10	(47,978)	7	12	22
Transfers (to) from the Guarantee Account	13,963	35,016	(27,371)	423	5,133	20,343	(17,481)	14,028	4,670
Interfund transfers	(40,251)	(26,131)	(37,033)	(10,496)	(38)	223,417	75,601	11,924	(5,168)

Increase (decrease) in net assets from capital transactions	(19,437)	(37,644)	(42,050)	(16,084)	643	304,323	56,235	21,504	995

Increase (decrease) in net assets	(149,012)	(273,911)	(206,673)	(118,630)	(19,259)	396,196	58,075	(14,950)	(3,865)
Net assets at beginning of year	876,535	1,241,993	974,833	603,702	408,492	1,487,563	157,369	249,136	101,648

Net assets at end of year	$727,523	968,082	768,160	485,072	389,233	1,883,759	215,444	234,186	97,783

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)
	PIMCO Variable Insurance Trust				AIM Variable Insurance Funds
	Foreign Bond Portfolio	Long-Term U.S. Government Portfolio	High Yield Portfolio	Total Return Portfolio	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Premier Equity Fund
	Six months ended June 30, 2002				Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$347	6,861	7,105	16,248	(698)	(408)	(3,465)
Net realized gain (loss)	29	27,319	(119)	12	(255)	(72)	(7,432)
Unrealized appreciation (depreciation) on investments	591	(1,905)	(26,507)	15,862	(16,784)	(13,839)	(130,668)
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	967	32,275	(19,521)	32,122	(17,737)	(14,319)	(141,565)

From capital transactions:
Net premiums	24,176	784,468	312,893	3,088,642	71,707	16,146	593,875
Loan Interest	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	(22,485)	—	(44,612)	—	—	(9,335)
Surrenders	(75)	(8,510)	(2,950)	(10,656)	(193)	(1,151)	(1,162)
Loans	—	—	—	—	—	—	—
Administrative expenses (note 4)	—	—	—	—	—	—	—
Transfer gain (loss) and transfer fees (note 4)	(106)	1,394,856	(2,469)	(8,515)	155	307	(4,088)
Transfers (to) from the Guarantee Account	3,262	190,849	82,629	474,324	17,780	23,094	123,056
Interfund transfers	—	(1,294,436)	10,863	387,421	(1,179)	1,583	(30,385)

Increase (decrease) in net assets from capital transactions	27,257	1,044,742	400,966	3,886,604	88,270	39,979	671,961

Increase (decrease) in net assets	28,224	1,077,017	381,445	3,918,726	70,533	25,660	530,396
Net assets at beginning of year	18,765	238,428	57,315	230,509	41,343	41,662	172,706

Net assets at end of year	$46,989	1,315,445	438,760	4,149,235	111,876	67,322	703,102

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)
	Dreyfus		MFS® Variable Insurance Trust				Rydex Variable Trust	Alliance Variable Products Series Fund, Inc.
	Dreyfus Investment Portfolios — Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series	MFS® Utilities Series	OTC Fund	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio
	Six months ended June 30, 2002		Six months ended June 30, 2002				Six months ended June 30, 2002	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(156)	(123)	(1,323)	(591)	(131)	3,460	(548)	613	(2,102)	(199)
Net realized gain (loss)	20	(19)	(588)	(944)	61	(1,432)	5	(5,814)	(1,565)	684
Unrealized appreciation (depreciation) on investments	(3,907)	(3,874)	(48,102)	(57,263)	(4,976)	(37,084)	(39,343)	(274,577)	(69,497)	(11,600)
Capital gain distributions	—	—	—	—	—	—	—	52,051	—	—

Increase (decrease) in net assets from operations	(4,043)	(4,016)	(50,013)	(58,798)	(5,046)	(35,056)	(39,886)	(227,727)	(73,164)	(11,115)

From capital transactions:
Net premiums	60,187	6,500	250,719	452,291	28,697	156,031	97,080	1,393,577	114,161	71,841
Loan Interest	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—	(4,229)	—	—	—	—	(32,079)	(6,927)	—
Surrenders	(133)	(432)	(202)	(789)	(15)	(1,677)	—	3,274	(3,911)	—
Loans	—	—	—	—	—	—	—	—	—	—
Administrative expenses (note 4)	—	—	—	—	—	—	—	—	—	—
Transfer gain (loss) and transfer fees (note 4)	(456)	(3)	(289)	840	(248)	889	(776)	(2,334)	(1,549)	(695)
Transfers (to) from the Guarantee Account	774	—	41,077	103,315	86,138	69,594	91,383	239,847	85,623	13,794
Interfund transfers	20,807	17,217	57,035	(6,240)	(65,284)	2,126	2,394	(51,508)	3,166	163

Increase (decrease) in net assets from capital transactions	81,179	23,282	344,111	549,417	49,288	226,963	190,081	1,550,777	190,563	85,103

Increase (decrease) in net assets	77,136	19,266	294,098	490,619	44,242	191,907	150,195	1,323,050	117,399	73,988
Net assets at beginning of year	2,410	9,045	23,890	23,974	4,147	39,166	2,648	460,880	206,573	3,626

Net assets at end of year	$79,546	28,311	317,988	514,593	48,389	231,073	152,843	1,783,930	323,972	77,614

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 2002

(1)  Description of Entity

GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) under the laws of the State of New York. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity policies issued by GE Capital Life. GE Capital Life is a stock life insurance company incorporated in New York on February 23, 1988. GE Capital Life is a wholly-owned subsidiary of General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent GE Financial Assurance Holdings, Inc. are an indirect, wholly-owned subsidiary of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V.I. Value Fund to AIM V.I. Premier Equity Fund. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio to High Yield Portfolio, its Long-Term U.S. Government Bond Portfolio to Long-Term U.S. Government Portfolio and its Total Return Bond Portfolio to Total Return Portfolio.

During May 2002, two subaccounts were added to the Account for Type II, Type III, Type IV and Type V policies (See Note 2). These subaccounts invest in the Van Kampen Life Investment Trust Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust Emerging Growth Portfolio — Class II Shares.

During 2001, MFS® Variable Insurance Trust changed the name of its MFS® Growth Series to MFS® Investors Growth Stock Series and its MFS® Growth With Income Series to MFS® Investors Trust Series.

In 2001, 34 new subaccounts were added to the Account for Type II and Type III policies (See Note 2). These subaccounts invest in the AIM Variable Insurance Funds — AIM V.I. Capital Appreciation Fund Series I Shares, AIM Variable Insurance Funds — AIM V.I. Growth Fund Series I Shares, AIM Variable Insurance Funds — AIM V.I. Premier Equity Fund Series I Shares (formerly AIM V.I. Value Fund), Alliance Variable Products Series Fund, Inc. — Growth and Income Portfolio Class B, Alliance Variable Products Series Fund, Inc. — Premier Growth Portfolio Class B, Alliance Variable Products Series Fund, Inc. — Quasar Portfolio Class B, Dreyfus Investment Portfolios — Emerging Markets Portfolio Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. Initial Shares, Federated Insurance Series —  Federated High Income Bond Fund II Service Shares, Federated Insurance Series — Federated International Small Company Fund II, Fidelity Variable Insurance Products Fund — VIP Equity-Income Portfolio Service Class 2, Fidelity Variable Insurance Products Fund — VIP Growth Portfolio Service Class 2, Fidelity Variable Insurance Products Fund II — VIP II Contrafund® Service Class 2, Fidelity Variable Insurance Products Fund III — VIP III Growth & Income Portfolio Service Class 2, Fidelity Variable Insurance Products Fund III — VIP III Mid Cap Portfolio Service Class 2, GE Investments Funds, Inc.  — Value Equity Fund, GE Investments Funds, Inc. — Small-Cap Value Equity Fund, Janus Aspen Series —  Aggressive Growth Portfolio Service Shares, Janus Aspen Series — Balanced Portfolio Service Shares, Janus Aspen Series — Capital Appreciation Portfolio Service Shares, Janus Aspen Series Global Life Sciences Portfolio Service Shares, Janus Aspen Series Global Technology Portfolio Service Shares, Janus Aspen Series — Growth Portfolio Service Shares, Janus Aspen Series — International Growth Portfolio Service Shares, Janus Aspen Series — Worldwide Growth Portfolio Service Shares, MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series Service Class Shares (formerly MFS® Growth Series), MFS® Variable Insurance Trust — MFS® Investors Trust Series Service Class Shares (formerly MFS® Growth With Income Series), MFS® Variable Insurance Trust — MFS® New Discovery Series Service Class Shares, MFS® Variable Insurance Trust — MFS® Utilities Series Service Class Shares, Oppenheimer Variable Account Funds —Oppenheimer Global Securities Fund/VA Service Shares, Oppenheimer Variable Account Funds — Oppenheimer Main

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

Street Growth & Income Fund/VA Service Shares, PIMCO Variable Insurance Trust — Foreign Bond Portfolio Administrative Class Shares, PIMCO Variable Insurance Trust — High Yield Portfolio Administrative Class Shares (formerly High Yield Bond Portfolio), PIMCO Variable Insurance Trust — Long-Term U.S. Government Portfolio Administrative Class Shares (formerly Long-Term U.S. Government Bond Portfolio), PIMCO Variable Insurance Trust —Total Return Portfolio Administrative Class Shares (formerly Total Return Bond Portfolio), and the Rydex Variable Trust —OTC Fund.

In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

All designated portfolios described above are series type mutual funds.

(2)  Summary of Significant Accounting Policies

(a)  Unit Class

There are five unit classes included in the Account. Type I units are sold under policy Form P1066. Type II, Type III, Type IV, and Type V units are sold under policy Form NY1155.

(b)  Investments

Investments are stated at market value, which is based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(c)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States Of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

(3)  Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 2002 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
GE Investments Funds, Inc.:
S&P 500® Index Fund	$3,646,685	$744,517
Money Market Fund	3,232,561	3,564,221
Total Return Fund	70,539	32,180
International Equity Fund	1,267,411	1,270,466
Real Estate Securities Fund	303,897	147,985
Global Income Fund	100,880	11,919
Mid-Cap Value Equity Fund	1,562,939	187,002
Income Fund	360,898	146,561
U.S. Equity Fund	856,940	307,555
Premier Growth Equity Fund	496,503	43,417
Value Equity Fund	295,820	6,743
Small-Cap Value Equity Fund	1,154,171	12,545
Variable Insurance Products Fund:
Equity-Income Portfolio	407,589	156,585
Growth Portfolio	125,677	269,652
Overseas Portfolio	62,294	36,155
Variable Insurance Products Fund II:
Asset Manager Portfolio	67,217	21,234
Contrafund Portfolio	141,766	207,894
Variable Insurance Products Fund III:
Growth & Income Portfolio	156,345	74,419
Growth Opportunities Portfolio	38,071	101,240
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	710,475	14,478
Growth Portfolio	311,104	4,791
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	552,663	2,780
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	370,117	3,085
Mid Cap Portfolio	733,957	10,065
Oppenheimer Variable Account Funds:
High Income Fund/VA	360,497	191,204
Bond Fund/VA	507,245	183,161
Aggressive Growth Fund/VA	30,938	39,252
Capital Appreciation Fund/VA	133,950	154,165
Multiple Strategies Fund/VA	307,832	106,985
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	309,630	8,410
Main Street Growth & Income Fund/VA	1,864,285	30,507

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated Insurance Series:
American Leaders Fund II	$83,782	$93,415
High Income Bond Fund II	87,940	29,482
Utility Fund II	56,846	5,259
International Small Company Fund II	5,689	24
Federated Insurance Series — Service Shares:
High Income Bond Fund II	460,790	12,377
Janus Aspen Series:
Balanced Portfolio	428,206	264,643
Aggressive Growth Portfolio	87,046	241,751
Growth Portfolio	38,837	241,066
Worldwide Growth Portfolio	58,332	204,907
Flexible Income Portfolio	65,208	3,547
International Growth Portfolio	91,439	159,152
Capital Appreciation Portfolio	81,591	435,925
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	69,072	1,573
Global Technology Portfolio	6,476	168
Aggressive Growth Portfolio	88,493	732
Balanced Portfolio	1,271,612	36,512
Capital Appreciation Portfolio	141,831	1,112
Growth Portfolio	133,203	1,285
International Growth Portfolio	50,710	1,158
Worldwide Growth Portfolio	313,814	3,846
The Alger American Fund:
Alger American Small Capitalization Portfolio	104,930	130,291
Alger American Growth Portfolio	56,719	80,876
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	34,264	82,867
PBHG Growth II Portfolio	3,113	23,094
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	5,289	8,147
Mid Cap Value Fund	474,706	183,378
Salomon Brothers Variable Series Fund Inc:
Strategic Bond Fund	147,582	93,033
Investors Fund	83,726	61,821
Total Return Fund	7,891	7,640
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	28,000	349
Long-Term U.S. Government Portfolio	1,066,185	42,099
High Yield Portfolio	401,141	7,298
Total Return Portfolio	3,797,454	114,753

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	$89,770	$2,201
AIM V.I. Growth Fund	41,017	1,664
AIM V.I. Premier Equity Fund	722,228	53,712
Dreyfus:
Dreyfus Investment Portfolios — Emerging Markets Portfolio	82,049	1,016
The Dreyfus Socially Responsible Growth Fund, Inc.	24,035	539
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	350,051	7,390
MFS® Investors Trust Series	557,874	8,908
MFS® New Discovery Series	49,361	409
MFS® Utilities Series	240,459	11,361
Rydex Variable Trust:
OTC Fund	190,857	1,302
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	1,687,227	96,930
Premier Growth Portfolio	202,519	15,769
Quasar Portfolio	85,800	886

(4)  Related Party Transactions

The purchase payments transferred from GE Capital Life to the Account represent gross purchase payments received by GE Capital Life on its flexible variable deferred annuity products, less deductions retained as compensation for certain distribution expenses and premium taxes. In addition, certain contractholders elect to deposit purchase payments in the general account of GE Capital Life and, over a period up to one year, periodically and systematically transfer those purchase payments to the subaccounts of their choice (i.e., dollar-cost average the unit purchases). Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared. Such transfers are reflected in the Statements of Changes in Net Assets as Transfers (to) from the Guarantee Account and in the Capital Transactions footnote as units exchanged.

Type I Policies

If a policy is surrendered during the first six policy years, a charge is made by GE Capital Life to cover the expenses of issuing the policy. In addition, surrender charges are assessed against payments made upon the maturity date if the maturity date occurs before all of the purchase payments have been in the policy for seven years. Subject to certain limitations, the charge generally equals 6% of the purchase payment withdrawn during the first four years and decreases by 2% each year thereafter to 0% in policy year seven.

Each year, GE Capital Life will deduct a Contract Maintenance Charge of $25 as partial compensation for certain administrative services. GE Capital Life will waive the Contract Maintenance Charge if the policy value is greater than $75,000 at the time the charge is assessed.

GE Capital Life assesses an Administrative Expense Charge equal to an annual effective rate of .15% of the average daily net assets of the Account. This charge is taken as partial compensation for certain administrative services. In addition, GE Capital Life charges a Mortality and Expense Risk Charge equal to an annual effective rate of 1.25% of the average daily net assets of the Account for the mortality and expense risks that GE Capital Life assumes.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

Type II, Type III, Type IV and Type V Policies

For policy owners that have not elected the Optional Enhanced Payment Benefit (as described below), if a policy is surrendered during the first six policy years, a charge is made by GE Capital Life to cover the expenses of issuing the policy. Subject to certain limitations, the charge generally equals 6% of the purchase payment withdrawn during the first four years and decreases by 2% each year thereafter to 0% in policy year seven.

For policy owners that have elected the Optional Enhanced Payments Benefit (as described below), if a policy is surrendered during the first eight policy years, a charge is made by GE Capital Life to cover the expenses of issuing the policy. Subject to certain limitations, the charge generally equals 8% of the purchase payment withdrawn during the first two years and decreases by 1% in years three, five, six and seven and by 2% in year eight to 0% in policy year nine.

Each year, GE Capital Life will deduct a Contract Maintenance Charge of $30 as partial compensation for certain administrative services. GE Capital Life will waive the Contract Maintenance Charge if the policy value is greater than $40,000 at the time the charge is assessed.

GE Capital Life assesses an Administrative Expense Charge equal to an annual effective rate of .15% of the average daily net assets of the Account. This charge is taken as partial compensation for certain administrative services. In addition, for policies where the annuitant (and joint annuitant, if applicable) are age 70 or younger at the time the policy is issued, GE Capital Life charges a Mortality and Expense Risk Charge equal to an annual effective rate of 1.30% of the average daily net assets of the Account for the mortality and expense risks that GE Capital Life assumes. GE Capital Life charges a Mortality and Expense Risk Charge equal to an annual effective rate of 1.50% of the average daily net assets of the Account when either annuitant is over age 70 at the time the policy is issued.

The policy owner may elect an Optional Enhanced Payment Benefit at the time of application. The Optional Enhanced Payment Benefit adds a percentage of each purchase payment made to the policy value; currently this amount is 4% but the percentage may vary with each purchase payment and could be zero. GE Capital Life funds the enhanced payment amount from the assets in the General Account. GE Capital Life will apply the enhanced payment amount when purchase payments are applied to the policy value and will allocate the enhanced payment amount on a pro-rata basis to the investment options selected by the policy owner. If the Optional Enhanced Payment Benefit is elected, GE Capital Life assesses an asset based charge at an effective annual rate of .15% of the daily net assets of the Account.

For Type IV and V unit contracts, transfers from the guarantee account include approximately $.4 and $.1 million of payments by GE Life & Annuity in the form of bonus credits for the six months ended, respectively.

Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable annuities issued by GE Capital Life. Certain officers and directors of GE Capital Life are also officers and directors of Capital Brokerage Corporation.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500® Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, ..85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund and .65% for the Mid-Cap Value Equity, Premier Growth Equity Funds, and Value Equity Funds, and .80% for the Small-Cap Value Equity Fund.

(5)  Capital Transactions

The increase (decrease) in outstanding units and amounts by type and by subaccount from capital transactions with contractholders for the six months ended June 30, 2002 are as follows:

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund		Real Estate Securities Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	65,879	$302,767	3,090	$34,838	36	$400	173	$600	—	$—
Units Redeemed	(80,282)	(368,963)	(27,197)	(306,734)	(835)	(9,492)	(333)	(3,692)	(910)	(11,678)
Units Exchanged	(10,345)	(47,541)	(29,907)	(337,296)	4,571	51,990	797	2,762	14,108	181,038

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	(24,748)	$(113,737)	(54,014)	$(609,191)	3,772	$42,898	637	$(330)	13,198	$169,360

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	GE Investments Funds, Inc. (continued)
	Global Income Fund		Mid-Cap Value Equity Fund		Income Fund		U.S. Equity Fund		Premier Growth Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	(1)	$—	7,393	$88,939	3,040	$35,181	9,114	$93,932	5,327	$49,153
Units Redeemed	(219)	(2,079)	(3,628)	(43,640)	(3,213)	(37,177)	(20,526)	(211,576)	(2,049)	(18,906)
Units Exchanged	9,666	91,498	18,562	223,307	19,232	222,554	1,131	11,665	1,571	14,495

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	9,446	$89,419	22,327	$268,606	19,059	$220,557	(10,281)	$(105,978)	4,849	$44,742

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	Variable Insurance Products Fund						Variable Insurance Products Fund II				Variable Insurance Products Fund III
	Equity-Income Portfolio		Growth Portfolio		Overseas Portfolio		Asset Manager Portfolio		Contrafund Portfolio		Growth & Income Portfolio		Growth Opportunities Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	2,482	$26,271	1,080	$10,215	—	$—	—	$—	2,281	$25,604	4,249	$42,781	1,711	$12,480
Units Redeemed	(5,252)	(55,591)	(11,283)	(106,792)	(1,905)	(15,208)	(835)	(8,268)	(8,201)	(92,028)	(4,416)	(44,472)	(2,801)	(20,437)
Units Exchanged	20,700	219,107	(3,684)	(34,866)	5,229	41,749	4,201	41,572	(123)	(1,389)	7,626	76,811	(7,743)	(56,497)

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	17,930	$189,786	(13,887)	$(131,443)	3,324	$26,541	3,366	$33,303	(6,043)	$(67,813)	7,459	$75,120	(8,833)	$(64,453)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	Oppenheimer Variable Account Funds
	High Income Fund/VA		Bond Fund/VA		Aggressive Growth Fund/VA		Capital Appreciation Fund/VA		Multiple Strategies Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	26	$250	7,567	$83,877	1,253	$11,745	1,980	$21,787	1,553	$17,682
Units Redeemed	(1,785)	(17,031)	(4,427)	(49,068)	(1,111)	(10,414)	(2,112)	(23,236)	(1,730)	(19,700)
Units Exchanged	11,233	107,154	13,865	153,700	(985)	(9,226)	(1,977)	(21,749)	14,368	163,668

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	9,474	$90,373	17,005	$188,509	(843)	$(7,895)	(2,109)	$(23,198)	14,191	$161,650

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	Federated Insurance Series
	American Leaders Fund II		High Income Bond Fund II		Utility Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	117	$1,014	929	$8,036	217	$1,700
Units Redeemed	(3,873)	(33,933)	(2,601)	(22,486)	(156)	(1,221)
Units Exchanged	2,230	19,546	4,877	42,159	3,830	29,935

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	(1,526)	$(13,374)	3,205	$27,709	3,891	$30,414

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	Janus Aspen Series
	Balanced Portfolio		Aggressive Growth Portfolio		Growth Portfolio		Worldwide Growth Portfolio		Flexible Income Portfolio		International Growth Portfolio		Capital Appreciation Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	14,385	$175,252	3,670	$33,314	387	$5,101	2,773	$25,593	—	$—	141	$1,388	1,125	$12,673
Units Redeemed	(6,540)	(79,676)	(7,660)	(69,530)	(2,940)	(38,796)	(4,005)	(36,964)	(115)	(1,323)	(2,251)	(22,194)	(12,758)	(143,853)
Units Exchanged	3,816	46,489	(10,383)	(94,245)	(17,297)	(228,311)	(13,618)	(125,681)	4,830	55,712	(4,342)	(42,794)	(18,834)	(212,354)

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	11,661	$142,065	(14,373)	$(130,461)	(19,850)	$(262,005)	(14,850)	$(137,052)	4,715	$54,389	(6,452)	$(63,600)	(30,467)	$(343,535)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	The Alger American Fund				PBHG Insurance Series Fund, Inc.
	Alger American Small Capitalization Portfolio		Alger American Growth Fund		PBHG Large Cap Growth Portfolio		PBHG Growth II Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	4,012	$25,306	522	$4,400	2,756	$27,964	194	$1,687
Units Redeemed	(2,929)	(18,477)	(6,062)	(51,019)	(509)	(5,165)	(892)	(7,740)
Units Exchanged	(4,165)	(26,288)	1,056	8,885	(6,348)	(64,404)	(1,161)	(10,073)

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	3,085	$(19,458)	4,484	$(37,734)	(4,101)	$(41,605)	(1,859)	$(16,126)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	Goldman Sachs Variable Insurance Trust				Salomon Brothers Variable Series Fund, Inc
	Growth and Income Fund		Mid Cap Value Fund		Strategic Bond Fund		Investors Fund		Total Return Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	1	$—	8,258	$133,948	—	$—	1	$—	451	$4,770
Units Redeemed	(317)	(4,462)	(1,566)	(25,407)	(167)	(1,892)	(390)	(4,460)	(312)	(3,299)
Units Exchanged	361	5,095	15,027	243,760	5,136	58,120	2,268	25,952	(47)	(498)

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	45	$633	21,719	$352,301	4,969	$56,228	1,879	$21,492	92	$973

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Mid-Cap Value Equity Fund		U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	338,162	$2,928,312	(62,147)	$(31,992)	79,074	$795,521	56,734	$526,127	41,912	$392,243	14,317	$132,445	84,780	$918,216
Units Redeemed	(3,316)	(28,713)	30,358	(736)	(859)	(8,641)	(1,472)	(13,647)	(810)	(7,585)	(644)	(5,956)	(807)	(8,736)
Units Exchanged	10,489	90,834	56,852	58,532	10,752	108,174	7,984	74,039	749	7,013	8,731	80,771	5,852	63,378

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	345,335	$2,990,433	25,063	$25,804	88,967	$895,054	63,246	$586,520	41,851	$391,672	22,404	$207,261	89,825	$972,858

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	Variable Insurance Products Fund — Service Class 2				Variable Insurance Products Fund II — Service Class 2		Variable Insurance Products Fund III — Service Class 2
	Equity-Income Portfolio		Growth Portfolio		Contrafund Portfolio		Growth & Income Portfolio		Mid Cap Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	16,680	$153,133	8,995	$75,551	16,933	$162,306	26,012	$245,022	14,257	$148,880
Units Redeemed	(518)	(4,755)	(50)	(416)	(45)	(428)	(66)	(619)	(32)	(337)
Units Exchanged	16,762	153,884	5,856	49,193	9,890	94,806	1,371	12,912	9,003	94,019

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	32,924	$302,262	14,801	$124,328	26,778	$256,684	27,317	$257,315	23,228	$242,562

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	Oppenheimer Variable Account Funds — Class 2 Shares				Federated Insurance Series		Federated Insurance Series — Service Shares
	Global Securities Fund/VA		Main Street Growth & Income Fund/VA		International Small Company Fund II		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	9,146	$84,810	61,779	$568,841	548	$4,278	20,996	$205,471
Units Redeemed	—	—	(1,514)	(13,942)	—	—	(250)	(2,448)
Units Exchanged	3,473	32,207	22,539	207,526	166	1,295	9,497	92,938

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	12,619	$117,017	82,804	$762,425	714	$5,573	30,243	$295,961

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio		Balanced Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	2,487	$23,394	727	$5,300	1,663	$11,548	37,512	$363,585
Units Redeemed	—	—	—	—	(14)	(100)	(876)	(8,491)
Units Exchanged	308	2,898	79	572	5,968	41,419	14,689	142,369

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	2,795	$26,292	806	$5,872	7,617	$52,867	51,325	$497,464

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	Janus Aspen Series — Service Shares (continued)
	Capital Appreciation Portfolio		Growth Portfolio		International Growth Portfolio		Worldwide Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	10,906	$90,022	5,222	$40,866	3,182	$26,181	5,047	$40,579
Units Redeemed	—	—	(29)	(224)	—	—	(14)	(110)
Units Exchanged	2,088	17,233	3,662	28,655	1,895	15,589	5,619	45,179

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	12,994	$107,254	8,855	$69,297	5,077	$41,771	10,652	$85,647

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	PIMCO Variable Insurance Trust
	Foreign Bond Portfolio		Long-Term U.S. Government Portfolio		High Yield Portfolio		Total Return Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	340	$3,549	(20,314)	$345,066	3,929	$39,465	137,332	$1,481,049
Units Redeemed	—	—	1,500	(25,474)	(89)	(897)	(1,040)	(11,213)
Units Exchanged	249	2,591	68,821	(1,169,071)	7,526	75,571	27,649	298,174

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	589	$6,140	50,007	$(849,479)	11,366	$114,140	163,941	$1,768,010

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	AIM Variable Insurance Fund
	AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund		AIM V.I. Premier Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	7,325	$64,076	630	$5,000	43,333	$375,889
Units Redeemed	(11)	(101)	(130)	(1,033)	(1,163)	(10,093)
Units Exchanged	1,897	16,601	2,914	23,128	10,237	88,806

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	9,211	$80,576	3,414	$27,095	52,407	$454,603

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	Dreyfus				MFS® Variable Insurance Trust
	Dreyfus Investment Portfolios — Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.		MFS® Investors Growth Stock Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	540	$5,800	822	$6,500	22,438	$186,980
Units Redeemed	(10)	(103)	(55)	(432)	—	—
Units Exchanged	1,936	20,807	2,174	17,217	4,924	41,036

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	2,466	$26,505	2,941	$23,285	27,362	$228,017

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	MFS® Variable Insurance Trust						Rydex Variable Trust
	MFS® Investors Trust Series		MFS® New Discovery Series		MFS® Utilities Series		OTC Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	23,855	$212,914	1,562	$13,708	17,007	$119,830	83	$600
Units Redeemed	(55)	(489)	(2)	(15)	(94)	(663)	—	—
Units Exchanged	8,984	80,179	2,353	20,645	7,218	50,853	11,884	85,929

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	32,784	$292,605	3,913	$34,338	24,131	$170,020	11,967	$86,529

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	68,400	$624,710	7,462	$60,601	573	$5,000
Units Redeemed	(2,045)	(18,671)	(1,167)	(9,473)	—	—
Units Exchanged	13,521	123,495	10,491	85,199	1,389	12,111

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	79,876	$729,534	16,786	$136,327	1,962	$17,111

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Mid-Cap Value Equity Fund		U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	18,672	$164,943	15,042	$15,149	3,782	$37,381	411	$3,636	1,767	$15,531	3,103	$27,228	3,590	$39,189
Units Redeemed	(678)	(5,991)	(49,917)	(50,269)	(23)	(225)	—	—	—	—	—	—	—	—
Units Exchanged	1,953	17,251	49,917	50,269	5,341	52,803	1,537	13,615	—	—	1,243	10,902	1,294	14,124

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	19,947	$176,203	15,042	$15,149	9,100	$89,959	1,948	$17,251	1,767	$15,531	4,346	$38,130	4,884	$53,313

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	Variable Insurance Products Fund — Service Class 2				Variable Insurance Products Fund II — Service Class 2		Variable Insurance Products Fund III — Service Class 2
	Equity-Income Portfolio		Growth Portfolio		Contrafund Portfolio		Growth & Income Portfolio		Mid Cap Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	9,289	$64,835	4,418	$34,131	(100)	$3,315	8,708	$78,028	10,351	$108,661
Units Redeemed	1,443	12,891	(258)	(2,211)	(14)	(126)	(23)	(209)	—	—
Units Exchanged	(1,260)	(11,253)	1,337	11,467	345	3,213	150	1,340	932	9,783

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	7,438	$66,473	5,058	$43,386	689	$6,402	8,835	$79,159	11,283	$118,444

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	Oppenheimer Variable Account Funds — Class 2 Shares				Federated Insurance Series — Service Shares
	Global Securities Fund/VA		Main Street Growth & Income Fund/VA		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	2,620	$23,901	22,816	$205,209	7,499	$73,612
Units Redeemed	(749)	(6,833)	(403)	(3,622)	(788)	(7,734)
Units Exchanged	1,414	12,901	(166)	(1,491)	107	1,052

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	3,285	$29,969	22,247	$200,097	6,818	$66,930

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio		Aggressive Growth Portfolio		Balanced Portfolio		Capital Appreciation Portfolio		Growth Portfolio		International Growth Portfolio		Worldwide Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	2,562	$23,295	1,397	$9,726	34,791	$217,052	1,242	$10,000	570	$4,319	363	$3,030	5,578	$43,866
Units Redeemed	(10)	(92)	(2)	(11)	1,904	11,876	—	—	(16)	(122)	—	—	(305)	(2,401)
Units Exchanged	687	6,246	—	—	(3,770)	(23,517)	—	—	1,327	10,039	—	—	769	6,044

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	3,239	$29,448	1,395	$9,715	32,925	$205,411	1,242	$10,000	1,881	$14,236	363	$3,030	6,042	$47,509

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	PIMCO Variable Insurance Trust
	Foreign Bond Portfolio		Long-Term U.S. Government Portfolio		High Yield Portfolio		Total Return Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	783	$8,667	1,774	$69,355	11,962	$119,762	35,738	$399,221
Units Redeemed	(14)	(75)	(735)	(4,311)	(97)	(946)	(4,343)	(39,360)
Units Exchanged	122	670	10,620	62,313	364	3,543	13,434	121,763

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	891	$9,263	11,659	$127,357	12,229	$122,359	44,829	$481,624

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	AIM Variable Insurance Funds						Dreyfus
	AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund		AIM V.I. Premier Equity Fund		Dreyfus Investment Portfolios — Emerging Markets Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	730	$6,321	415	$3,315	15,445	$126,433	—	$—
Units Redeemed	(11)	(93)	(15)	(118)	(38)	(309)	—	—
Units Exchanged	—	—	168	1,340	472	3,865	64	670

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	719	$6,228	568	$4,537	15,879	$129,989	64	$670

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	MFS® Variable Insurance Trust								Rydex Variable Trust
	MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series		MFS® Utilities Series		OTC Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	1,101	$11,625	5,572	$46,470	319	$3,030	4,712	$34,379	2,937	$24,198
Units Redeemed	(604)	(4,376)	(39)	(300)	—	—	(141)	(1,014)	—	—
Units Exchanged	5,518	39,968	2,031	15,734	—	—	2,696	19,414	931	7,682

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	6,015	$47,217	7,564	$61,904	319	$3,030	7,267	$52,779	3,868	$31,880

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	24,357	$213,348	3,666	$30,484	—	$—
Units Redeemed	(1,094)	(9,582)	(146)	(1,208)	—	—
Units Exchanged	6,123	53,640	432	3,589	209	1,683

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	29,386	$257,406	3,952	$32,865	209	$1,683

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Mid-Cap Value Equity Fund		U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	19,161	$180,996	98,903	$98,900	10,619	$103,729	7,477	$69,562	1,518	$14,599	3,276	$31,381	22,169	$220,570
Units Redeemed	(34)	(323)	—	—	(10)	(102)	—	—	—	—	—	—	(74)	(732)
Units Exchanged	158	1,492	12,809	12,808	17	167	36	333	—	—	35	333	3	27

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	19,285	$182,166	111,712	$111,709	10,626	$103,794	7,513	$69,895	1,518	$14,599	3,311	$31,714	22,098	$219,865

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	Variable Insurance Products Fund —Service Class 2				Variable Insurance Products Fund II — Service Class 2
	Equity-Income Portfolio		Growth Portfolio		Contrafund Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	23,852	$226,059	14,055	$126,190	32,370	$324,639
Units Redeemed	(35)	(334)	(11)	(97)	(154)	(1,546)
Units Exchanged	140	1,325	—	—	41	406

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	23,957	$227,051	14,044	$126,093	32,257	$323,499

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	Variable Insurance Products Fund III — Service Class 2				Oppenheimer Variable Account Funds — Class 2 Shares				Federated Insurance Series — Service Shares
	Growth & Income Portfolio		Mid Cap Portfolio		Global Securities Fund/VA		Main Street Growth & Income Fund/VA		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	4,004	$38,243	27,953	$281,761	15,201	$142,288	47,593	$455,068	6,293	$63,085
Units Redeemed	—	—	—	—	—	—	(214)	(2,049)	—	—
Units Exchanged	87	835	41	417	37	348	23	224	12	116

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	4,091	$39,078	27,994	$282,178	15,238	$142,636	47,402	$453,244	6,305	$63,201

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	Janus Aspen Series — Service Shares
	Global Technology Portfolio		Aggressive Growth Portfolio		Balanced Portfolio		Growth Portfolio		Worldwide Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	65	$546	2,403	$21,127	9,822	$96,288	4,902	$43,547	18,358	$167,895
Units Redeemed	—	—	—	—	—	—	(11)	(99)	(87)	(798)
Units Exchanged	—	—	(237)	(2,091)	85	835	—	—	21	194

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	65	$546	2,166	$19,036	9,907	$97,122	4,891	$43,449	18,292	$167,290

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	PIMCO Variable Insurance Trust
	Foreign Bond Portfolio		Long-Term U.S. Government Portfolio		High Yield Portfolio		Total Return Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	1,182	$11,960	32,830	$341,708	13,771	$136,684	107,606	$1,093,869
Units Redeemed	—	—	(116)	(1,211)	(88)	(878)	(409)	(4,154)
Units Exchanged	—	—	26	271	65	645	322	3,275

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	1,182	$11,960	32,740	$340,768	13,748	$136,452	107,519	$1,092,990

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	AIM Variable Insurance Funds						Dreyfus
	AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund		AIM V.I. Premier Equity Fund		Dreyfus Investment Portfolios — Emerging Markets Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	138	$1,310	859	$7,831	8,009	$70,747	5,237	$54,386
Units Redeemed	—	—	—	—	(11)	(97)	—	—
Units Exchanged	—	—	23	209	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	138	$1,310	882	$8,040	7,998	$70,650	5,237	$54,386

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	MFS Variable Insurance Trust						Rydex Variable Trust
	MFS Investors Growth Stock Series		MFS Investors Trust Series		MFS New Discovery Series		OTC Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	1,129	$10,916	19,192	$180,672	1,454	$11,959	8,596	$67,082
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	37	349	25	209	21	167

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	1,129	$10,916	19,229	$181,021	1,479	$12,168	8,617	$67,249

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	38,738	$360,331	2,382	$23,075	6,900	$66,841
Units Redeemed	(52)	(483)	(16)	(157)	—	—
Units Exchanged	160	1,492	—	—	17	163

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	38,846	$361,340	2,366	$22,918	6,917	$67,004

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Mid-Cap Value Equity Fund		U.S. Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	3,006	$26,889	960,937	$961,936	3,566	$35,293	117	$1,040	1,332	$12,859	1,727	$17,577
Units Redeemed	(7)	(59)	(46)	(46)	—	—	(7)	(59)	—	—	(7)	(69)
Units Exchanged	2,094	18,735	(823,675)	(824,531)	82	815	23	208	271	2,613	122	1,240

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	5,093	$45,565	137,216	$137,359	3,648	$36,108	133	$1,189	1,603	$15,472	1,842	$18,749

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	Variable Insurance Products Fund — Service Class 2				Variable Insurance Products Fund II — Service Class 2
	Equity-Income Portfolio		Growth Portfolio		Growth & Income Portfolio		Mid Cap Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	4,178	$38,543	1,832	$15,080	—	$—	8,309	$84,194
Units Redeemed	(8)	(70)	—	—	—	—	—	—
Units Exchanged	6,506	60,006	—	—	165	1,500	122	1,238

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	10,676	$98,478	1,832	$15,080	165	$1,500	8,431	$85,432

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	Oppenheimer Variable Account Funds — Class 2 Shares
	Global Securities Fund/VA		Main Street Growth & Income Fund/VA
	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	359	$3,419	44,139	$426,086
Units Redeemed	—	—	(16)	(156)
Units Exchanged	1,021	9,710	3,301	31,859

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	1,380	$13,129	47,424	$457,789

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio		Aggressive Growth Portfolio		Balanced Portfolio		Capital Appreciation Portfolio		Growth Portfolio		International Growth Portfolio		Worldwide Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	1,297	$12,284	416	$4,056	3,021	$29,389	2,589	$24,697	550	$4,843	577	$5,200	3,012	$28,339
Units Redeemed	—	—	—	—	(35)	(341)	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	30,678	298,358	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	1,297	$12,284	416	$4,056	33,664	$327,407	2,589	$24,697	550	$4,843	577	$5,200	3,012	$28,339

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	PIMCO Variable Insurance Trust						AIM Variable Insurance Funds		Dreyfus Investment Portfolios
	Long-Term U.S. Government Portfolio		High Yield Portfolio		Total Return Portfolio		AIM V.I. Premier Equity Fund		Dreyfus Investment Portfolios Portfolios — Emerging Markets Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	2,724	$28,339	1,701	$16,981	11,236	$114,503	2,557	$20,806	—	$—
Units Redeemed	—	—	(23)	(230)	(53)	(541)	—	—	(3)	(30)
Units Exchanged	279	2,900	1,376	13,733	43,032	438,533	—	—	10	104

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	3,003	$31,239	3,054	$30,484	54,215	$552,495	2,557	$20,806	7	$74

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	MFS® Variable Insurance Trust						Rydex Variable Trust		Alliance Variable Products Series Fund, Inc.
	MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® Utilities Series		OTC Fund		Growth and Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	4,558	$41,198	1,273	$12,234	200	$1,821	722	$5,200	20,754	$195,187
Units Redeemed	(6)	(55)	—	—	—	—	—	—	(7)	(69)
Units Exchanged	1,892	17,108	84	812	160	1,453	—	—	1,033	9,712

Net increase (decrease) from capital transactions with contractholders during the six month period ended June 30, 2002	6,444	$58,252	1,357	$13,046	360	$3,275	722	$5,200	21,780	$204,831

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

(6)  Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the six months ended June 30, 2002, follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying funds are excluded.

The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type I:
GE Investments Funds, Inc.
S&P 500® Index Fund	842,615	$8.47	$7,137	1.40%	0.00%	-13.95%
Money Market Fund	497,678	11.30	5,624	1.40%	0.79%	0.08%
Total Return Fund	90,066	10.84	976	1.40%	0.00%	-5.55%
International Equity Fund	33,630	7.83	263	1.40%	0.00%	-4.65%
Real Estate Securities Fund	31,532	13.58	428	1.40%	0.00%	6.57%
Global Income Fund	27,554	10.10	278	1.40%	0.00%	8.13%
Mid-Cap Value Equity Fund	94,914	11.76	1,116	1.40%	0.00%	-0.75%
Income Fund	127,050	11.95	1,518	1.40%	0.00%	3.20%
U.S. Equity Fund	280,434	9.83	2,757	1.40%	0.00%	-11.39%
Premier Growth Equity Fund	222,610	7.71	1,716	1.40%	0.00%	-12.00%
Variable Insurance Products Fund
Equity-Income Portfolio	223,789	9.89	2,213	1.40%	1.69%	-6.80%
Growth Portfolio	206,225	8.64	1,782	1.40%	0.23%	-19.81%
Overseas Portfolio	79,533	8.07	642	1.40%	0.72%	-3.16%
Variable Insurance Products Fund II
Asset Manager Portfolio	41,966	9.28	389	1.40%	3.62%	-9.00%
Contrafund Portfolio	286,565	10.39	2,977	1.40%	0.79%	-1.47%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Variable Insurance Products Fund III
Growth & Income Portfolio	137,145	$8.56	$1,174	1.40%	1.27%	-14.44%
Growth Opportunities Portfolio	98,394	6.70	659	1.40%	0.96%	-13.83%
Oppenheimer Variable Account Funds
High Income Fund/VA	104,698	8.87	929	1.40%	9.58%	-4.23%
Bond Fund/VA	191,183	11.19	2,139	1.40%	7.36%	1.67%
Aggressive Growth Fund/VA	105,127	8.69	914	1.40%	0.62%	-17.81%
Capital Appreciation Fund/VA	142,874	9.95	1,422	1.40%	0.56%	-19.75%
Multiple Strategies Fund/VA	93,777	10.70	1,003	1.40%	4.03%	-7.64%
Federated Insurance Series
American Leaders Fund II	84,578	9.48	802	1.40%	1.06%	-9.62%
High Income Bond Fund II	38,833	8.57	333	1.40%	9.98%	-2.01%
Utility Fund II	70,182	7.21	506	1.40%	4.84%	-13.83%
Janus Aspen Series
Balanced Portfolio	475,104	12.18	5,787	1.40%	1.12%	-3.85%
Aggressive Growth Portfolio	348,597	8.25	2,876	1.40%	0.00%	-19.80%
Growth Portfolio	300,543	8.31	2,498	1.40%	0.00%	-16.18%
Worldwide Growth Portfolio	292,201	8.83	2,580	1.40%	0.36%	-13.63%
Flexible Income Portfolio	24,105	11.69	282	1.40%	2.77%	2.46%
International Growth Portfolio	150,991	9.16	1,383	1.40%	0.42%	-12.64%
Capital Appreciation Portfolio	364,905	10.88	3,970	1.40%	0.33%	-7.54%
The Alger American Fund
Alger American Small Capitalization Portfolio	117,153	6.21	728	1.40%	0.00%	-14.85%
Alger American Growth Portfolio	111,917	8.65	968	1.40%	0.04%	-18.94%
PBHG Insurance Series Fund, Inc.
PBHG Large Cap Growth Portfolio	77,749	9.88	768	1.40%	0.00%	-17.05%
PBHG Growth II Portfolio	61,092	7.94	485	1.40%	0.00%	-17.21%
Goldman Sachs Variable Insurance Trust
Growth and Income Fund	49,084	7.93	389	1.40%	0.00%	-4.84%
Mid Cap Value Fund	132,566	14.21	1,884	1.40%	0.00%	5.91%
Salomon Brothers Variable Series Fund Inc
Strategic Bond Fund	19,083	11.29	215	1.40%	0.00%	1.28%
Investors Fund	24,044	9.74	234	1.40%	0.00%	-13.35%
Total Return Fund	9,681	10.10	98	1.40%	0.00%	-4.70%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s

Type II:
GE Investments Funds, Inc.
S&P 500® Index Fund	369,701	$7.89	$2,916	1.45%	0.00%	-13.97%
Money Market Fund	133,729	1.00	134	1.45%	0.75%	0.05%
Mid-Cap Value Equity Fund	98,035	9.47	928	1.45%	0.00%	-0.78%
U.S. Equity Fund	65,260	8.19	534	1.45%	0.00%	-11.41%
Premier Growth Equity Fund	44,141	8.19	362	1.45%	0.00%	-12.03%
Value Equity Fund	24,937	8.35	208	1.45%	0.00%	-8.87%
Small-Cap Value Equity Fund	99,291	10.67	1,060	1.45%	0.00%	-0.63%
Variable Insurance Products Fund — Service Class 2
Equity-Income Portfolio	49,330	8.60	424	1.45%	1.04%	-6.91%
Growth Portfolio	21,190	7.12	151	1.45%	0.08%	-19.94%
Variable Insurance Products Fund II — Service Class 2
Contrafund Portfolio	29,826	9.28	277	1.45%	0.30%	-1.65%
Variable Insurance Products Fund III — Service Class 2
Growth & Income Portfolio	31,522	8.09	255	1.45%	0.54%	-14.67%
Mid Cap Portfolio	32,859	10.00	329	1.45%	0.47%	-2.04%
Oppenheimer Variable Account Funds — Class 2 Shares
Global Securities Fund/VA	15,902	8.66	138	1.45%	0.41%	-7.90%
Main Street Growth & Income Fund/VA	95,125	8.49	808	1.45%	0.71%	-7.86%
Federated Insurance Series
International Small Company Fund II	744	7.59	6	1.45%	0.00%	-3.04%
Federated Insurance Series — Service Shares
High Income Bond Fund II	32,481	9.39	305	1.45%	11.86%	-2.19%
Janus Aspen Series — Service Shares
Global Life Sciences Portfolio	3,932	8.20	32	1.45%	0.00%	-19.55%
Global Technology Portfolio	3,195	5.54	18	1.45%	0.00%	-30.16%
Aggressive Growth Portfolio	12,145	6.30	77	1.45%	0.00%	-19.91%
Balanced Portfolio	84,828	9.32	791	1.45%	1.32%	-4.03%
Capital Appreciation Portfolio	16,979	7.92	134	1.45%	0.32%	-7.71%
Growth Portfolio	13,795	6.79	94	1.45%	0.00%	-16.29%
International Growth Portfolio	6,819	7.46	51	1.45%	0.57%	-12.79%
Worldwide Growth Portfolio	13,073	7.36	96	1.45%	0.47%	-13.80%
PIMCO Variable Insurance Trust
Foreign Bond Portfolio	1,606	10.61	17	1.45%	0.00%	2.47%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Long-Term U.S. Government Portfolio	62,316	$11.17	$696	1.45%	0.00%	4.62%
High Yield Portfolio	16,758	9.54	160	1.45%	0.00%	-4.97%
Total Return Portfolio	177,471	10.84	1,923	1.45%	0.00%	2.58%
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund	13,544	7.60	103	1.45%	0.00%	-14.79%
AIM V.I. Growth Fund	8,175	6.89	56	1.45%	0.00%	-21.22%
AIM V.I. Premier Equity Fund	66,750	7.09	473	1.45%	0.00%	-21.76%
Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio	2,711	10.38	28	1.45%	0.00%	5.68%
The Dreyfus Socially Responsible Growth Fund, Inc.	3,989	7.10	28	1.45%	0.01%	-17.72%
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series	29,611	7.07	209	1.45%	0.00%	-18.58%
MFS® Investors Trust Series	35,022	7.84	274	1.45%	0.63%	-12.90%
MFS® New Discovery Series	4,341	7.79	34	1.45%	0.00%	-19.70%
MFS® Utility Series	29,021	6.28	182	1.45%	3.29%	-20.64%
Rydex Variable Trust
OTC Fund	12,275	5.62	69	1.45%	0.00%	-34.59%
Alliance Variable Products Series Fund, Inc.
Growth and Income Portfolio	112,720	7.99	901	1.45%	0.71%	-13.97%
Premier Growth Portfolio	37,702	6.91	261	1.45%	0.00%	-21.88%
Quasar Portfolio	2,348	7.74	18	1.45%	0.00%	-17.53%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s

Type III:
GE Investments Funds, Inc.
S&P 500® Index Fund	22,328	$7.87	$176	1.65%	0.00%	-14.06%
Money Market Fund	24,947	1.00	25	1.65%	0.74%	-0.05%
Mid-Cap Value Equity Fund	9,100	9.45	86	1.65%	0.00%	-0.88%
U.S. Equity Fund	1,976	8.17	16	1.65%	0.00%	-11.50%
Premier Growth Equity Fund	1,796	8.18	15	1.65%	0.00%	-12.11%
Value Equity Fund	4,346	8.34	36	1.65%	0.00%	-8.96%
Small-Cap Value Equity Fund	6,150	10.65	65	1.65%	0.00%	-0.73%
Variable Insurance Products Fund — Service Class 2
Equity-Income Portfolio	9,500	8.58	82	1.65%	0.00%	-7.01%
Growth Portfolio	5,526	7.10	39	1.65%	0.00%	-20.02%
Variable Insurance Products Fund II — Service Class 2
Contrafund Portfolio	1,497	9.26	14	1.65%	0.00%	-1.75%
Variable Insurance Products Fund III — Service Class 2
Growth & Income Portfolio	8,993	8.08	73	1.65%	0.00%	-14.75%
Mid Cap Portfolio	12,854	9.98	128	1.65%	0.00%	-2.13%
Oppenheimer Variable Account Funds
Global Securities Fund/VA	4,209	8.64	36	1.65%	0.00%	-8.00%
Main Street Growth & Income Fund/VA	24,444	8.47	207	1.65%	0.00%	-7.95%
Federated Insurance Series — Service Shares
High Income Bond Fund II	6,871	9.37	64	1.65%	0.00%	-2.29%
Janus Aspen Series — Service Shares
Global Life Sciences Portfolio	3,239	8.18	26	1.65%	0.00%	-19.63%
Global Technology Portfolio	333	5.53	2	1.65%	0.00%	-30.23%
Aggressive Growth Portfolio	1,395	6.29	9	1.65%	0.00%	-19.99%
Balanced Portfolio	35,448	9.30	330	1.65%	0.00%	-4.13%
Capital Appreciation Portfolio	2,960	7.90	23	1.65%	0.00%	-7.80%
Growth Portfolio	1,881	6.78	13	1.65%	0.00%	-16.37%
International Growth Portfolio	833	7.44	6	1.65%	0.00%	-12.88%
Worldwide Growth Portfolio	6,482	7.34	48	1.65%	0.00%	-13.88%
PIMCO Variable Insurance Trust
Foreign Bond Portfolio	1,688	10.58	18	1.65%	0.00%	2.37%
Long-Term U.S. Government Portfolio	21,705	11.14	242	1.65%	0.00%	4.52%
High Yield Portfolio	12,546	9.52	119	1.65%	0.00%	-5.06%
Total Return Portfolio	53,135	10.81	575	1.65%	0.00%	2.48%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund	1,021	$7.59	$8	1.65%	0.00%	-14.88%
AIM V.I. Growth Fund	568	6.88	4	1.65%	0.00%	-21.29%
AIM V.I. Premier Equity Fund	20,604	7.07	146	1.65%	0.00%	-21.84%
Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio	64	10.35	1	1.65%	0.00%	5.57%
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series	6,519	7.05	46	1.65%	0.00%	-18.66%
MFS® Investors Trust Series	7,990	7.82	62	1.65%	0.00%	-12.99%
MFS® New Discovery Series	319	7.78	2	1.65%	0.00%	-19.78%
MFS® Utilities Series	7,329	6.26	46	1.65%	0.00%	-20.72%
Rydex Variable Trust
OTC Fund	3,868	5.61	22	1.65%	0.00%	-34.66%
Alliance Variable Products Series Fund, Inc.
Growth and Income Portfolio	46,171	7.97	368	1.65%	0.00%	-14.06%
Premier Growth Portfolio	6,381	6.90	44	1.65%	0.00%	-21.96%
Quasar Portfolio	209	7.72	2	1.65%	0.00%	-17.61%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s

Type IV:
GE Investments Funds, Inc.
S&P 500® Index Fund	19,288	$8.48	$164	1.65%	0.00%	-14.04%
Money Market Fund	111,712	1.00	112	1.65%	0.00%	-0.02%
Mid-Cap Value Equity Fund	10,626	9.37	100	1.65%	0.00%	-0.85%
U.S. Equity Fund	7,513	8.68	65	1.65%	0.00%	-11.48%
Premier Growth Equity Fund	1,518	8.60	13	1.65%	0.00%	-12.09%
Value Equity Fund	3,311	8.85	29	1.65%	0.00%	-8.94%
Small-Cap Value Equity Fund	22,098	9.85	218	1.65%	0.00%	-0.71%
Variable Insurance Products Fund — Service Class 2
Equity-Income Portfolio	23,957	8.96	215	1.65%	0.00%	-6.98%
Growth Portfolio	14,044	7.94	112	1.65%	0.00%	-20.00%
Variable Insurance Products Fund II — Service Class 2
Contrafund Portfolio	32,257	9.70	313	1.65%	0.00%	-1.72%
Variable Insurance Products Fund III — Service Class 2
Growth & Income Portfolio	4,091	8.49	35	1.65%	0.00%	-14.73%
Mid Cap Portfolio	27,994	9.70	272	1.65%	0.00%	-2.11%
Oppenheimer Variable Account Funds — Class 2 Shares
Global Securities Fund/VA	15,238	9.02	137	1.65%	0.00%	-7.97%
Main Street Growth & Income Fund/VA	47,402	9.05	429	1.65%	0.00%	-7.93%
Federated Insurance Series — Service Shares
High Income Bond Fund II	6,305	9.62	61	1.65%	0.00%	-2.26%
Janus Aspen Series — Service Shares
Global Technology Portfolio	65	7.16	0	1.65%	0.00%	-30.21%
Aggressive Growth Portfolio	2,166	8.76	19	1.65%	0.00%	-19.96%
Balanced Portfolio	9,907	9.49	94	1.65%	1.60%	-4.11%
Growth Portfolio	4,891	8.21	40	1.65%	0.00%	-16.35%
Worldwide Growth Portfolio	18,292	8.65	158	1.65%	0.25%	-13.86%
PIMCO Variable Insurance Trust
Foreign Bond Portfolio	1,182	10.24	12	1.65%	0.00%	2.39%
Long-Term U.S. Government Portfolio	32,740	10.57	346	1.65%	0.00%	4.55%
High Yield Portfolio	13,748	9.49	130	1.65%	0.00%	-5.04%
Total Return Portfolio	107,519	10.21	1,098	1.65%	0.00%	2.51%
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund	138	8.46	1	1.65%	0.00%	-14.86%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002
	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
AIM V.I. Growth Fund	882	$7.99	$7	1.65%	0.00%	-21.27%
AIM V.I. Premier Equity Fund	7,998	7.98	64	1.65%	0.00%	-21.82%
Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio	5,237	9.68	51	1.65%	0.00%	5.60%
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series	1,129	8.28	9	1.65%	0.00%	-18.64%
MFS® Investors Trust Series	19,229	8.63	166	1.65%	0.00%	-12.97%
MFS® New Discovery Series	1,479	8.17	12	1.65%	0.00%	-19.76%
Rydex Variable Trust
OTC Fund	8,617	6.66	57	1.65%	0.00%	-34.64%
Alliance Variable Products Series Fund, Inc.
Growth and Income Portfolio	38,846	8.50	330	1.65%	0.58%	-14.04%
Premier Growth Portfolio	2,366	8.18	19	1.65%	0.00%	-21.94%
Quasar Portfolio	6,917	8.36	58	1.65%	0.00%	-17.59%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s

Type V:
GE Investments Funds, Inc.
S&P 500® Index Fund	5,093	$8.48	$43	1.65%	0.00%	-14.12%
Money Market Fund	137,216	1.00	137	1.65%	0.95%	-0.12%
Mid-Cap Value Equity Fund	3,648	9.36	34	1.65%	0.00%	-0.95%
U.S. Equity Fund	133	8.67	1	1.65%	0.00%	-11.56%
Value Equity Fund	1,603	8.84	14	1.65%	0.00%	-9.03%
Small-Cap Value Equity Fund	1,842	9.85	18	1.65%	0.00%	-0.80%
Variable Insurance Products Fund — Service Class 2
Equity-Income Portfolio	10,676	8.96	96	1.65%	0.00%	-7.07%
Growth Portfolio	1,832	7.93	15	1.65%	0.00%	-20.08%
Variable Insurance Products Fund III — Service Class 2
Growth & Income Portfolio	165	8.48	1	1.65%	0.00%	-14.82%
Mid Cap Portfolio	8,431	9.70	82	1.65%	0.00%	-2.21%
Oppenheimer Variable Account Funds — Class 2 Shares
Global Securities Fund/VA	1,380	9.02	12	1.65%	0.00%	-8.07%
Main Street Growth & Income Fund/VA	47,424	9.04	429	1.65%	0.00%	-8.02%
Janus Aspen Series — Service Shares
Global Life Sciences Portfolio	1,297	8.80	11	1.65%	0.00%	-19.69%
Aggressive Growth Portfolio	416	8.76	4	1.65%	0.00%	-20.04%
Balanced Portfolio	33,664	9.49	319	1.65%	1.67%	-4.20%
Capital Appreciation Portfolio	2,589	9.39	24	1.65%	0.21%	-7.87%
Growth Portfolio	550	8.21	4	1.65%	0.00%	-16.44%
International Growth Portfolio	577	8.74	5	1.65%	0.37%	-12.94%
Worldwide Growth Portfolio	3,012	8.64	26	1.65%	0.27%	-13.95%
PIMCO Variable Insurance Trust
Long-Term U.S. Government Portfolio	3,003	10.56	32	1.65%	0.97%	4.44%
High Yield Portfolio	3,054	9.48	29	1.65%	0.89%	-5.13%
Total Return Portfolio	54,215	10.21	554	1.65%	0.60%	2.40%
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund	2,557	7.98	20	1.65%	0.00%	-21.90%
Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio	7	9.68	0	1.65%	0.00%	5.49%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

June 30, 2002

	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series	6,444	$8.27	$53	1.65%	0.00%	-18.72%
MFS® Investors Trust Series	1,357	8.63	12	1.65%	0.36%	-13.05%
MFS® Utilities Series	360	8.34	3	1.65%	0.00%	-20.78%
Rydex Variable Trust
OTC Fund	722	6.65	5	1.65%	0.00%	-34.71%
Alliance Variable Products Series Fund, Inc.
Growth and Income Portfolio	21,780	8.49	185	1.65%	0.59%	-14.12%